UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7556

Liberty Variable Investment Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Colonial Small Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 100.1%
CONSUMER DISCRETIONARY – 12.3%
Auto Components – 1.1%
	BorgWarner, Inc.	40,500	2,286,630
	Modine Manufacturing Co.	52,500	1,925,700
	Auto Components Total		4,212,330

Distributors – 0.6%
	Building Material Holding Corp.	27,040	2,519,858
	Distributors Total		2,519,858

Hotels, Restaurants & Leisure – 3.1%
	Bob Evans Farms, Inc.	38,190	867,295
	Dave & Buster’s, Inc. (a)	82,100	1,096,035
	Landry’s Restaurants, Inc.	67,350	1,973,355
	Lone Star Steakhouse & Saloon, Inc.	90,150	2,343,900
	Marcus Corp.	42,300	847,692
	Scientific Games Corp., Class A (a)	122,400	3,794,400
	Vail Resorts, Inc. (a)	40,500	1,164,375
	Hotels, Restaurants & Leisure Total		12,087,052

Household Durables – 1.7%
	American Greetings Corp., Class A	147,600	4,044,240
	CSS Industries, Inc.	42,000	1,365,840
	Kimball International, Inc., Class B	90,500	1,094,145
	Household Durables Total		6,504,225

Media – 1.7%
	4Kids Entertainment, Inc. (a)	80,000	1,391,200
	Journal Communications, Inc., Class A	73,770	1,099,173
	Media General, Inc., Class A	23,200	1,345,832
	Reader’s Digest Association, Inc.	55,900	892,723
	Scholastic Corp. (a)	49,200	1,818,432
		Media Total	6,547,360

Specialty Retail – 2.1%
	GameStop Corp., Class A (a)	97,400	3,065,178
	Monro Muffler, Inc.	68,505	1,799,626
	Movie Gallery, Inc.	61,100	634,829
	Pier 1 Imports, Inc.	66,300	747,201
	TBC Corp. (a)	16,600	572,534
	Zale Corp. (a)	46,010	1,250,552
	Specialty Retail Total		8,069,920

Textiles, Apparel & Luxury Goods – 2.0%
	Delta Apparel, Inc.	50,200	718,362
	Hampshire Group Ltd. (a)	94,100	2,220,760

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Kellwood Co.	30,330	784,030
	Russell Corp.	66,300	930,852
	Stride Rite Corp.	83,300	1,067,906
	Wolverine World Wide, Inc.	98,660	2,076,793
	Textiles, Apparel & Luxury Goods Total		7,798,703
	CONSUMER DISCRETIONARY TOTAL		47,739,448

CONSUMER STAPLES – 2.7%
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	36,400	1,011,920
	Weis Markets, Inc.	81,630	3,266,016
	Food & Staples Retailing Total		4,277,936

Food Products – 1.6%
	Flowers Foods, Inc.	103,373	2,820,016
	J & J Snack Foods Corp.	22,374	1,293,217
	Lancaster Colony Corp.	24,170	1,039,310
	Lance, Inc.	65,600	1,145,376
	Food Products Total		6,297,919
	CONSUMER STAPLES TOTAL		10,575,855

ENERGY – 9.3%
Energy Equipment & Services – 2.1%
	Dresser-Rand Group, Inc. (a)	16,095	396,420
	Grey Wolf, Inc. (a)	203,170	1,712,723
	Lufkin Industries, Inc.	108,400	4,720,820
	Maverick Tube Corp. (a)	31,880	956,400
	Superior Well Services, Inc. (a)	19,200	443,520
	Energy Equipment & Services Total		8,229,883

Oil, Gas & Consumable Fuels – 7.2%
	Alpha Natural Resources, Inc. (a)	60,340	1,812,613
	Bill Barrett Corp. (a)	27,457	1,010,967
	Bois d’Arc Energy, Inc. (a)	79,437	1,367,111
	Cimarex Energy Co. (a)	73,291	3,322,281
	Comstock Resources, Inc. (a)	51,770	1,698,574
	Energy Partners Ltd. (a)	79,900	2,494,478
	Harvest Natural Resources, Inc. (a)	117,450	1,260,238
	Houston Exploration Co. (a)	24,360	1,638,210
	InterOil Corp. (a)	34,200	796,860
	Peabody Energy Corp.	35,320	2,979,242

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Range Resources Corp.	82,800	3,196,908
	Stone Energy Corp. (a)	47,000	2,868,880
	Western Gas Resources, Inc.	68,300	3,499,009
	Oil, Gas & Consumable Fuels Total		27,945,371
	ENERGY TOTAL		36,175,254

FINANCIALS – 26.4%
Capital Markets – 0.3%
	Piper Jaffray Companies, Inc. (a)	38,720	1,156,179
	Capital Markets Total		1,156,179

Commercial Banks – 11.0%
	BancFirst Corp.	15,359	1,305,515
	BancorpSouth, Inc.	81,570	1,863,875
	BancTrust Financial Group, Inc.	59,088	1,139,217
	Bank of Granite Corp.	60,200	1,146,208
	Bryn Mawr Bank Corp.	70,597	1,512,188
	Capitol Bancorp Ltd.	66,396	2,151,230
	Chemical Financial Corp.	66,565	2,163,363
	Chittenden Corp.	85,375	2,263,291
	Citizens Banking Corp.	35,720	1,014,448
	City Holding Co.	33,330	1,191,881
	Columbia Banking System, Inc.	53,200	1,395,436
	Community Trust Bancorp, Inc.	52,762	1,697,881
	Corus Bankshares, Inc.	40,010	2,193,748
	First Citizens BancShares, Inc., Class A	9,200	1,569,980
	First Financial Bankshares, Inc.	44,980	1,566,653
	First Financial Corp.	49,650	1,340,550
	Greater Bay Bancorp	61,640	1,518,810
	Hancock Holding Co.	35,698	1,218,730
	Merchants Bancshares, Inc.	48,900	1,265,532
	Mid-State Bancshares	86,050	2,367,235
	Northrim BanCorp, Inc.	44,800	1,121,792
	Sterling Bancshares, Inc.	144,300	2,122,653
	TriCo Bancshares	86,987	1,871,960
	TrustCo Bank Corp.	110,430	1,383,688
	UMB Financial Corp.	38,900	2,554,952
	Whitney Holding Corp.	65,000	1,757,600
	Commercial Banks Total		42,698,416

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.6%
	Cash America International, Inc.	111,840	2,320,680
	Consumer Finance Total		2,320,680

Diversified Financial Services – 1.9%
	Advance America Cash Advance Centers, Inc.	106,300	1,408,475
	Metris Companies, Inc. (a)	157,730	2,307,590
	MFC Bancorp Ltd. (a)	147,800	3,687,610
	Diversified Financial Services Total		7,403,675

Insurance – 6.3%
	AmerUs Group Co.	32,900	1,887,473
	Argonaut Group, Inc. (a)	58,160	1,570,901
	Baldwin & Lyons, Inc., Class B	50,820	1,272,025
	CNA Surety Corp. (a)	111,070	1,579,415
	Commerce Group, Inc.	17,000	986,340
	Delphi Financial Group, Inc., Class A	54,386	2,545,265
	Harleysville Group, Inc.	73,800	1,771,200
	Horace Mann Educators Corp.	72,400	1,432,072
	Navigators Group, Inc. (a)	65,977	2,462,262
	Phoenix Companies, Inc.	152,850	1,864,770
	ProCentury Corp.	127,800	1,308,672
	Quanta Capital Holdings Ltd. (a)	157,190	943,140
	RLI Corp.	39,807	1,841,472
	UICI	49,400	1,778,400
	United America Indemnity Ltd., Class A (a)	83,500	1,532,225
	Insurance Total		24,775,632

Real Estate – 6.3%
	Alexandria Real Estate Equities, Inc., REIT	22,840	1,888,640
	Bedford Property Investors, Inc., REIT	51,465	1,226,926
	BioMed Realty Trust, Inc., REIT	50,650	1,256,120
	Brandywine Realty Trust, REIT	59,160	1,839,284
	Cousins Properties, Inc., REIT	48,720	1,472,318
	EastGroup Properties, Inc., REIT	55,650	2,434,687
	Equity One, Inc., REIT	72,000	1,674,000
	Franklin Street Properties Corp., REIT (a)	19,128	313,317
	Getty Realty Corp., REIT	58,260	1,676,723
	Mid-America Apartment Communities, Inc., REIT	61,260	2,849,202

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Nationwide Health Properties, Inc., REIT	47,720	1,111,876
	PS Business Parks, Inc., REIT	63,200	2,894,560
	Tanger Factory Outlet Centers, Inc., REIT	66,400	1,846,584
	Universal Health Realty Income Trust, REIT	32,200	1,070,650
	Urstadt Biddle Properties, Inc., Class A, REIT	70,400	1,067,264
	Real Estate Total		24,622,151
	FINANCIALS TOTAL		102,976,733

HEALTH CARE – 9.2%
Health Care Equipment & Supplies – 3.7%
	Analogic Corp.	24,080	1,213,873
	Bio-Rad Laboratories, Inc., Class A (a)	29,100	1,600,209
	Greatbatch, Inc. (a)	44,505	1,221,217
	Haemonetics Corp. (a)	41,470	1,971,069
	Invacare Corp.	45,908	1,912,986
	STERIS Corp.	82,800	1,969,812
	Sybron Dental Specialties, Inc. (a)	46,920	1,950,934
	Varian, Inc. (a)	24,310	834,319
	Viasys Healthcare, Inc. (a)	39,500	987,105
	Vital Signs, Inc.	19,220	885,850
	Health Care Equipment & Supplies Total		14,547,374

Health Care Providers & Services – 5.5%
	Cross Country Healthcare, Inc. (a)	105,470	1,957,523
	Genesis HealthCare Corp. (a)	54,000	2,177,280
	Gentiva Health Services, Inc. (a)	95,200	1,725,024
	Hooper Holmes, Inc.	179,800	706,614
	Kindred Healthcare, Inc. (a)	97,300	2,899,540
	Owens & Minor, Inc.	48,900	1,435,215
	PAREXEL International Corp. (a)	89,200	1,792,028
	Pediatrix Medical Group, Inc. (a)	44,700	3,433,854
	RehabCare Group, Inc. (a)	2,755	56,533
	Res-Care, Inc. (a)	97,620	1,502,372
	Symbion, Inc. (a)	62,200	1,609,114

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	United Surgical Partners International, Inc. (a)	48,800	1,908,568
	Health Care Providers & Services Total		21,203,665
	HEALTH CARE TOTAL		35,751,039

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.7%
	AAR Corp. (a)	101,823	1,749,319
	Esterline Technologies Corp. (a)	70,000	2,652,300
	Kaman Corp., Class A	43,000	879,350
	Moog, Inc., Class A (a)	23,960	707,299
	Precision Castparts Corp.	83,300	4,423,230
	Aerospace & Defense Total		10,411,498

Air Freight & Logistics – 0.3%
	Ryder System, Inc.	32,500	1,112,150
	Air Freight & Logistics Total		1,112,150

Airlines – 0.6%
	MAIR Holdings, Inc. (a)	45,518	265,370
	Skywest, Inc.	76,200	2,043,684
		Airlines Total	2,309,054

Building Products – 0.7%
	NCI Building Systems, Inc. (a)	63,520	2,590,981
	Building Products Total		2,590,981

Commercial Services & Supplies – 3.7%
	ABM Industries, Inc.	75,900	1,579,479
	Casella Waste Systems, Inc., Class A (a)	159,400	2,092,922
	CBIZ, Inc. (a)	95,374	486,407
	Consolidated Graphics, Inc. (a)	71,250	3,067,312
	Healthcare Services Group, Inc.	88,806	1,709,516
	NCO Group, Inc. (a)	66,900	1,382,154
	Sourcecorp, Inc. (a)	48,600	1,041,984
	TeleTech Holdings, Inc. (a)	150,300	1,506,006
	United Stationers, Inc. (a)	33,980	1,626,283
	Commercial Services & Supplies Total		14,492,063
Construction & Engineering – 1.0%
	EMCOR Group, Inc. (a)	23,700	1,405,410

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
	Washington Group International, Inc. (a)	45,700	2,462,773
	Construction & Engineering Total		3,868,183

Electrical Equipment – 1.2%
	Genlyte Group, Inc. (a)	54,400	2,615,552
	Woodward Governor Co.	26,700	2,270,835
	Electrical Equipment Total		4,886,387

Machinery – 2.0%
	Briggs & Stratton Corp.	25,400	878,586
	EnPro Industries, Inc. (a)	76,700	2,584,023
	Harsco Corp.	54,700	3,586,679
	Kadant, Inc. (a)	33,433	670,666
	Machinery Total		7,719,954

Road & Rail – 0.7%
	Dollar Thrifty Automotive Group, Inc. (a)	24,100	811,447
	Werner Enterprises, Inc.	121,480	2,100,389
	Road & Rail Total		2,911,836

Trading Companies & Distributors – 1.5%
	Hughes Supply, Inc.	37,822	1,232,997
	Watsco, Inc.	84,150	4,469,207
	Trading Companies & Distributors Total		5,702,204
	INDUSTRIALS TOTAL		56,004,310

INFORMATION TECHNOLOGY – 13.7%
Communications Equipment – 1.6%
	Anaren, Inc. (a)	124,950	1,761,795
	Belden CDT, Inc.	46,400	901,552
	Black Box Corp.	29,300	1,229,428
	Dycom Industries, Inc. (a)	91,750	1,855,185
	Tollgrade Communications, Inc. (a)	76,650	648,459
	Communications Equipment Total		6,396,419

Computers & Peripherals – 1.2%
	Electronics for Imaging, Inc. (a)	75,080	1,722,335
	Imation Corp.	38,000	1,629,060
	Intergraph Corp. (a)	28,466	1,272,715
	Computers & Peripherals Total		4,624,110

Electronic Equipment & Instruments – 3.0%
	Agilysys, Inc.	59,550	1,002,822
	Anixter International, Inc.	40,000	1,613,200
	Benchmark Electronics, Inc. (a)	60,050	1,808,706

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Brightpoint, Inc. (a)	167,600	3,207,864
	MTS Systems Corp.	53,850	2,033,914
	Vishay Intertechnology, Inc. (a)	161,100	1,925,145
	Electronic Equipment & Instruments Total		11,591,651

Internet Software & Services – 0.3%
	Digitas, Inc. (a)	60,690	689,439
	Keynote Systems, Inc. (a)	36,343	471,732
	Internet Software & Services Total		1,161,171

IT Services – 1.5%
	Acxiom Corp.	71,300	1,334,736
	MAXIMUS, Inc.	32,520	1,162,590
	MPS Group, Inc. (a)	265,400	3,131,720
	IT Services Total		5,629,046

Semiconductors & Semiconductor Equipment – 2.6%
	ATMI, Inc. (a)	49,470	1,533,570
	Exar Corp. (a)	91,600	1,284,232
	Fairchild Semiconductor International, Inc. (a)	105,510	1,567,879
	MEMC Electronic Materials, Inc. (a)	114,960	2,619,938
	Sigmatel, Inc. (a)	38,250	774,180
	Standard Microsystems Corp. (a)	81,600	2,440,656
	Semiconductors & Semiconductor Equipment Total		10,220,455

Software – 3.5%
	Captaris, Inc. (a)	186,900	702,744
	Internet Security Systems, Inc. (a)	86,200	2,069,662
	Lawson Software, Inc. (a)	177,200	1,229,768
	MSC.Software Corp. (a)	120,000	1,886,400
	Phoenix Technologies Ltd. (a)	113,718	856,296
	PLATO Learning, Inc. (a)	122,362	931,175
	SeaChange International, Inc. (a)	37,400	237,864
	Sybase, Inc. (a)	77,000	1,803,340
	THQ, Inc. (a)	73,350	1,563,822
	Transaction Systems Architects, Inc., Class A (a)	89,600	2,495,360
	Software Total		13,776,431
	INFORMATION TECHNOLOGY TOTAL		53,399,283

MATERIALS – 7.6%
Chemicals – 2.4%
	Cytec Industries, Inc.	42,800	1,856,664

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	H.B. Fuller Co.	63,300	1,967,364
	Minerals Technologies, Inc.	32,300	1,847,883
	Schulman (A.), Inc.	85,050	1,526,648
	Sensient Technologies Corp.	54,900	1,040,355
	Stepan Co.	45,800	1,147,748
	Chemicals Total		9,386,662

Construction Materials – 0.8%
	Eagle Materials, Inc.	26,330	3,195,672
	Construction Materials Total		3,195,672

Containers & Packaging – 1.2%
	AptarGroup, Inc.	32,000	1,593,920
	Greif, Inc., Class A	53,450	3,212,345
	Containers & Packaging Total		4,806,265

Metals & Mining – 2.4%
	AMCOL International Corp.	49,800	949,686
	Carpenter Technology Corp.	34,150	2,001,531
	Metal Management, Inc.	68,840	1,745,094
	RTI International Metals, Inc. (a)	47,830	1,882,111
	Worthington Industries, Inc.	126,210	2,654,196
	Metals & Mining Total		9,232,618

Paper & Forest Products – 0.8%
	Glatfelter	125,900	1,773,931
	Mercer International, Inc. (a)	163,800	1,354,626
	Paper & Forest Products Total		3,128,557
	MATERIALS TOTAL		29,749,774

TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	57,100	1,165,411
	Talk America Holdings, Inc. (a)	54,868	517,405
	Diversified Telecommunication Services Total		1,682,816

Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	65,214	1,072,771
	Wireless Telecommunication Services Total		1,072,771
	TELECOMMUNICATION SERVICES TOTAL		2,755,587

UTILITIES - 3.8%
Electric Utilities – 2.4%
	ALLETE, Inc.	32,900	1,507,149
	Central Vermont Public Service Corp.	80,100	1,401,750
	El Paso Electric Co. (a)	90,700	1,891,095
	Maine & Maritimes Corp.	18,000	354,600

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	MGE Energy, Inc.	31,700	1,157,367
	Otter Tail Corp.	45,900	1,420,146
	Puget Energy, Inc.	78,200	1,836,136
	Electric Utilities Total		9,568,243
Gas Utilities – 0.7%
	Cascade Natural Gas Corp.	34,400	748,888
	Northwest Natural Gas Co.	26,100	971,442
	WGL Holdings, Inc.	27,800	893,214
	Gas Utilities Total		2,613,544
Multi - Utilities – 0.7%
	CH Energy Group, Inc.	54,000	2,563,920
	Multi - Utilities Total		2,563,920
	UTILITIES TOTAL		14,745,707

	Total Common Stocks (cost of $335,719,606)		389,872,990

		Par ($)
Short-Term Obligation – 0.8%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 10/15/08, market value of $3,229,969 (repurchase proceeds $3,162,830)	3,162,000	3,162,000

	Total Short-Term Obligation (cost of $3,162,000)		3,162,000

	Total Investments – 100.9% (cost of $338,881,606)(b)(c)		393,034,990

	Other Assets & Liabilities, Net – (0.9)%		(3,588,113)

	Net Assets – 100.0%		389,446,877

10

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $338,881,606.
(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$64,096,679	$(9,943,295)	$54,153,384

Acronym	Name

REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Colonial Strategic Income Fund, Variable Series

			Par ($)	Value ($)*
Government Agencies & Obligations – 53.4%
FOREIGN GOVERNMENT OBLIGATIONS – 32.8%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(a)	EUR	250,000	353,146
Commonwealth of Australia
	7.500% 09/15/09	AUD	1,060,000	870,660
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	510,000	684,972
European Investment Bank
	7.625% 12/07/07	GBP	455,000	855,124
Federal Republic of Brazil
	4.250% 04/15/24(b)	USD	1,045,000	1,003,200
	8.750% 02/04/25		645,000	680,798
	11.500% 04/02/09	EUR	480,000	708,683
	14.500% 10/15/09	USD	1,200,000	1,559,400
Federal Republic of Germany
	4.250% 07/04/14	EUR	1,450,000	1,896,466
	5.000% 07/04/12		555,000	752,267
	6.000% 07/04/07		1,210,000	1,544,268
Government of Canada
	5.250% 06/01/13	CAD	920,000	864,833
	10.000% 06/01/08		2,611,000	2,624,019
Government of New Zealand
	6.000% 11/15/11	NZD	2,395,000	1,671,532
	6.500% 04/15/13		815,000	586,545
Kingdom of Norway
	5.500% 05/15/09	NOK	5,200,000	857,509
	6.000% 05/16/11		3,450,000	598,918
Kingdom of Spain
	5.500% 07/30/17	EUR	1,580,000	2,312,421
Kingdom of Sweden
	5.000% 01/28/09	SEK	17,725,000	2,464,382
	6.750% 05/05/14		11,070,000	1,828,780
Province of Quebec
	6.000% 10/01/12	CAD	460,000	443,251
Republic of Bulgaria
	8.250% 01/15/15	USD	860,000	1,056,596
Republic of Colombia
	8.125% 05/21/24		745,000	799,013
	9.750% 04/09/11		574,030	655,829

			Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	11.500% 05/31/11	EUR	335,000	541,279
Republic of France
	4.000% 04/25/14		945,000	1,215,134
	4.750% 10/25/12		650,000	872,049
Republic of Italy
	5.000% 02/01/12		670,000	900,524
Republic of Panama
	8.875% 09/30/27	USD	795,000	967,913
Republic of Peru
	7.500% 10/14/14	EUR	315,000	448,751
	9.875% 02/06/15	USD	660,000	843,150
Republic of Poland
	6.000% 05/24/09	PLN	1,380,000	442,659
	8.500% 05/12/07		1,679,000	547,662
Republic of South Africa
	5.250% 05/16/13	EUR	660,000	879,621
	6.500% 06/02/14	USD	780,000	854,880
Republic of Venezuela
	9.250% 09/15/27		868,000	1,027,278
Russian Federation
	5.000% 03/31/30(c)		645,000	741,105
	(7.500% 03/31/07)
	11.000% 07/24/18		655,000	999,072
	12.750% 06/24/28		955,000	1,799,984
United Kingdom Treasury
	7.500% 12/07/06	GBP	840,000	1,536,523
	8.000% 06/07/21		280,000	699,420
	9.000% 07/12/11		615,000	1,347,742
United Mexican States
	7.500% 03/08/10	EUR	605,000	856,578
	7.500% 04/08/33	USD	1,210,000	1,399,365
	11.375% 09/15/16		930,000	1,371,750
Victoria Treasury Corp.
	7.500% 08/15/08	AUD	1,600,000	1,285,207
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			49,250,258
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 20.6%
Federal Farm Credit Bank
	5.000% 08/25/10	USD	500,000	499,831

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Bond
	7.500% 11/15/24	1,310,000	1,784,158
	8.750% 05/15/17	4,911,000	6,803,267
	8.875% 02/15/19	300,000	429,762
	10.375% 11/15/12	3,800,000	4,272,329
	12.500% 08/15/14	9,012,000	11,653,642
U.S. Treasury Note
	5.625% 05/15/08	2,900,000	3,002,292
	6.500% 10/15/06	2,350,000	2,405,171
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		30,850,452

	Total Government Agencies & Obligations (cost of $76,427,462)		80,100,710
Corporate Fixed-Income Bonds & Notes – 40.9%
BASIC MATERIALS – 3.8%
Chemicals – 1.8%
Agricultural Chemicals – 0.6%
IMC Global, Inc.
	10.875% 08/01/13	205,000	240,363
Terra Capital, Inc.
	12.875% 10/15/08	310,000	365,800
UAP Holding Corp.
	(d) 07/15/12
	(10.750% 01/15/08)	190,000	162,925
United Agri Products
	8.250% 12/15/11	177,000	186,956
			956,044
Chemicals - Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	126,000	140,805
EquiStar Chemicals LP
	10.625% 05/01/11	120,000	130,800
Huntsman International LLC
	7.375% 01/01/15(a)	140,000	134,050
Huntsman LLC
	11.500% 07/15/12	210,000	239,400
Innophos Investments Holdings, Inc.
	PIK,

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals - Diversified – (continued)
	11.790% 02/15/15(a)(b)		121,703	115,618
Lyondell Chemical Co.
	9.625% 05/01/07		145,000	152,250
Nell AF SARL
	8.375% 08/15/15(a)		105,000	103,031
	8.375% 08/15/15(a)	EUR	65,000	80,487
NOVA Chemicals Corp.
	6.500% 01/15/12	USD	370,000	362,600
				1,459,041
Chemicals - Specialty – 0.2%
Rhodia SA
	8.875% 06/01/11		265,000	251,419
				251,419
		Chemicals Total		2,666,504
Forest Products & Paper – 1.2%
Forestry – 0.1%
Millar Western Forest Products Ltd.
	7.750% 11/15/13		145,000	123,250
Tembec Industries, Inc.
	8.500% 02/01/11		180,000	117,675
				240,925
Paper & Related Products – 1.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		155,000	152,675
Boise Cascade LLC
	6.474% 10/15/12(b)		105,000	106,050
	7.125% 10/15/14		120,000	113,700
Buckeye Technologies, Inc.
	8.500% 10/01/13		145,000	147,900
Caraustar Industries, Inc.
	9.875% 04/01/11		145,000	145,181
Georgia-Pacific Corp.
	8.000% 01/15/24		210,000	231,262
Neenah Paper, Inc.
	7.375% 11/15/14		85,000	81,813
Newark Group, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	9.750% 03/15/14	290,000	258,100
NewPage Corp.
	12.000% 05/01/13	130,000	111,800
Norske Skog Canada Ltd.
	7.375% 03/01/14	185,000	176,675
	8.625% 06/15/11	90,000	90,900
			1,616,056
	Forest Products & Paper Total		1,856,981
Iron/Steel – 0.3%
Steel - Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	105,000	111,300
			111,300
Steel - Specialty – 0.2%
UCAR Finance, Inc.
	10.250% 02/15/12	250,000	266,250
			266,250
		Iron/Steel Total	377,550
Metals & Mining – 0.5%
Metal - Diversified – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	65,000	65,975
Non - Ferrous Metals – 0.5%
Codelco, Inc.
	5.500% 10/15/13	730,000	750,951
	Metals & Mining Total		816,926
	BASIC MATERIALS TOTAL		5,717,961

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – 8.9%
Media – 3.6%
Broadcast Services/Programs – 0.1%
Fisher Communications, Inc.
	8.625% 09/15/14	180,000	192,150
			192,150
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	235,000	223,250
Charter Communications Holdings II LLC
	10.250% 09/15/10	210,000	215,775
Charter Communications Holdings LLC
	9.920% 04/01/11	185,000	135,975
	9.920% 04/01/14	520,000	382,200
CSC Holdings, Inc.
	7.000% 04/15/12(a)	105,000	98,963
	7.625% 04/01/11	300,000	295,500
EchoStar DBS Corp.
	6.625% 10/01/14	345,000	342,412
Insight Midwest LP
	9.750% 10/01/09	115,000	117,875
Northland Cable Television, Inc.
	10.250% 11/15/07	145,000	139,200
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(a)(e)	270,000	67,500
			2,018,650
Multimedia – 0.8%
Advanstar Communications, Inc.
	(d) 10/15/11
	(15.000% 10/15/05)	185,000	190,550
	12.000% 02/15/11	175,000	186,813
Haights Cross Communications, Inc.
	(d) 08/15/11
	(12.500% 08/01/09)	180,000	111,600
Haights Cross Operating Co.
	11.750% 08/15/11	280,000	303,800
Lamar Media Corp.
	6.625% 08/15/15(a)	185,000	187,775
Quebecor Media, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
	11.125% 07/15/11	205,000	224,219
			1,204,757
Publishing - Newspapers – 0.1%
Hollinger, Inc.
	11.875% 03/01/11(a)(f)	81,000	83,430
	12.875% 03/01/11(a)	117,000	128,700
			212,130
Publishing - Periodicals – 0.8%
CBD Media Holdings LLC & Finance, Inc.
	9.250% 07/15/12	145,000	147,900
Dex Media West LLC
	9.875% 08/15/13	436,000	481,780
Dex Media, Inc.
	(d) 11/15/13
	(9.000% 11/15/08)	160,000	125,800
PriMedia, Inc.
	8.875% 05/15/11	315,000	329,175
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	180,000	174,600
			1,259,255
Television – 0.4%
LIN Television Corp.
	6.500% 05/15/13(a)	55,000	51,975
Paxson Communications Corp.
	(d) 01/15/09
	(12.250% 01/15/06)	220,000	213,400
	10.750% 07/15/08	65,000	64,106
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	250,000	262,500
			591,981
		Media Total	5,478,923
Telecommunication Services – 5.3%
Cellular Telecommunications – 1.8%
American Cellular Corp.
	10.000% 08/01/11	180,000	196,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Digicel Ltd.
	9.250% 09/01/12(a)	200,000	209,750
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	55,000	58,025
Dobson Communications Corp.
	8.875% 10/01/13	175,000	175,875
Horizon PCS, Inc.
	11.375% 07/15/12	120,000	138,000
iPCS Escrow Co.
	11.500% 05/01/12	105,000	119,700
Nextel Communications, Inc.
	7.375% 08/01/15	390,000	418,275
Nextel Partners, Inc.
	8.125% 07/01/11	255,000	275,400
Rogers Cantel, Inc.
	9.750% 06/01/16	230,000	277,725
Rogers Wireless, Inc.
	8.000% 12/15/12	140,000	147,700
Rural Cellular Corp.
	8.250% 03/15/12	150,000	157,125
	9.750% 01/15/10	180,000	181,800
US Unwired, Inc.
	10.000% 06/15/12	300,000	343,875
			2,699,450
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(d) 11/15/12
	(10.375% 11/15/08)	255,000	210,375
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	275,000	276,375
Intelsat Ltd.
	6.500% 11/01/13	125,000	97,031
PanAmSat Corp.
	9.000% 08/15/14	288,000	304,560
Zeus Special Subsidiary Ltd.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – (continued)
	(d) 02/01/15
	(9.250% 02/01/10)(a)	200,000	132,250
			1,020,591
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	220,000	192,500
			192,500
Telecommunication Services – 0.7%
Axtel SA de CV
	11.000% 12/15/13	245,000	276,850
Syniverse Technologies, Inc.
	7.750% 08/15/13(a)	145,000	146,088
Telenet Group Holding NV
	(d) 06/15/14
	(11.500% 12/15/08)(a)	315,000	257,119
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	90,000	91,350
Time Warner Telecom, Inc.
	10.125% 02/01/11	280,000	288,400
			1,059,807
Telephone - Integrated – 1.7%
Cincinnati Bell, Inc.
	7.000% 02/15/15	355,000	341,687
Citizens Communications Co.
	9.000% 08/15/31	290,000	294,712
Qwest Communications International, Inc.
	7.500% 02/15/14(a)	265,000	249,763
Qwest Corp.
	7.500% 06/15/23	295,000	268,450
	8.875% 03/15/12	370,000	403,300
Qwest Services Corp.
	13.500% 12/15/10	680,000	779,450
US LEC Corp.
	11.890% 10/01/09(b)	130,000	133,900
			2,471,262
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	180,000	190,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – (continued)
SBA Telecommunications, Inc.
	(d) 12/15/11
	(9.750% 12/15/07)	327,000	300,840
			491,640
	Telecommunication Services Total		7,935,250
	COMMUNICATIONS TOTAL		13,414,173
CONSUMER CYCLICAL – 7.3%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	335,000	290,613
			290,613
		Airlines Total	290,613
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
	11.250% 10/15/10	180,000	178,200
Levi Strauss & Co.
	9.750% 01/15/15	495,000	503,662
Phillips-Van Heusen Corp.
	7.250% 02/15/11	95,000	97,375
	8.125% 05/01/13	115,000	123,050
			902,287
		Apparel Total	902,287
Auto Manufacturers – 0.5%
Auto - Cars/Light Trucks – 0.4%
Ford Motor Co.
	7.450% 07/16/31	315,000	245,700
General Motors Corp.
	8.375% 07/15/33	385,000	300,300
			546,000
Auto - Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.
	7.500% 06/15/11	180,000	182,700
			182,700
		Auto Manufacturers Total	728,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – 0.9%
Auto/Truck Parts & Equipment - Original – 0.4%
Cooper-Standard Automotive, Inc.
	8.375% 12/15/14	310,000	260,400
Delco Remy International, Inc.
	9.375% 04/15/12	195,000	111,150
Dura Operating Corp.
	8.625% 04/15/12	230,000	202,400
	9.000% 05/01/09	55,000	37,400
			611,350
Auto/Truck Parts & Equipment - Replacement – 0.2%
Commercial Vehicle Group
	8.000% 07/01/13(a)	185,000	185,925
Rexnord Corp.
	10.125% 12/15/12	150,000	163,500
			349,425
Rubber - Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15(a)	410,000	402,825
			402,825
	Auto Parts & Equipment Total		1,363,600
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	100,000	101,000
			101,000
	Distribution / Wholesale Total		101,000
Entertainment – 0.8%
Gambling (Non - Hotel) – 0.2%
Global Cash Access LLC
	8.750% 03/15/12	265,000	285,206
			285,206
Music – 0.3%
Steinway Musical Instruments, Inc.
	8.750% 04/15/11	155,000	163,138
Warner Music Group

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Music – (continued)
	7.375% 04/15/14	240,000	241,500
			404,638
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	250,000	246,250
			246,250
Theaters – 0.1%
Loews Cineplex Entertainment Corp.
	9.000% 08/01/14	225,000	218,250
			218,250
		Entertainment Total	1,154,344
Home Builders – 0.5%
Building - Residential/Commercial – 0.5%
D.R. Horton, Inc.
	9.750% 09/15/10	250,000	286,875
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	45,000	47,475
	10.500% 10/01/07	250,000	272,500
Standard Pacific Corp.
	7.000% 08/15/15	5,000	4,812
	9.250% 04/15/12	185,000	198,875
			810,537
		Home Builders Total	810,537
Home Furnishings – 0.1%
Home Furnishings – 0.1%
WII Components, Inc.
	10.000% 02/15/12	200,000	200,000
			200,000
		Home Furnishings Total	200,000
Leisure Time – 0.4%
Leisure & Recreational Products – 0.1%
Bombardier Recreational Products, Inc.
	8.375% 12/15/13	50,000	52,000
K2, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Leisure & Recreational Products – (continued)
	7.375% 07/01/14	120,000	120,000
			172,000
Recreational Centers – 0.3%
Equinox Holdings, Inc.
	9.000% 12/15/09	240,000	246,600
Town Sports International, Inc.
	(d) 02/01/14
	(11.000% 02/01/09)	280,000	189,000
			435,600
	Leisure Time Total		607,600
Lodging – 2.1%
Casino Hotels – 2.1%
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	220,000	231,000
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	454,577	431,280
Hard Rock Hotel, Inc.
	8.875% 06/01/13	260,000	279,500
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	205,000	232,162
Kerzner International Ltd.
	6.750% 10/01/15(a)	275,000	268,812
MGM Mirage
	6.750% 09/01/12	250,000	251,875
	8.500% 09/15/10	65,000	70,688
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	125,000	124,219
Penn National Gaming, Inc.
	6.750% 03/01/15	340,000	334,900
Pinnacle Entertainment, Inc.
	8.750% 10/01/13	140,000	144,025
San Pasqual Casino
	8.000% 09/15/13(a)	155,000	155,775
Seneca Gaming Corp.
	7.250% 05/01/12	180,000	184,500
Station Casinos, Inc.
	6.875% 03/01/16	65,000	65,975
Virgin River Casino Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	(d) 01/15/13
	(12.750% 01/15/09)(a)	100,000	71,000
	9.000% 01/15/12(a)	83,000	86,528
Wynn Las Vegas LLC
	6.625% 12/01/14	270,000	257,175
			3,189,414
		Lodging Total	3,189,414
Retail – 1.0%
Retail - Automobiles – 0.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	200,000	191,500
			191,500
Retail - Drug Stores – 0.3%
Jean Coutu Group, Inc. (PJC)
	8.500% 08/01/14	225,000	223,875
Rite Aid Corp.
	7.500% 01/15/15	70,000	66,500
	9.250% 06/01/13	110,000	104,500
			394,875
Retail – Home Furnishings – 0.1%
Tempur-Pedic, Inc.
	10.250% 08/15/10	218,000	237,620
			237,620
Retail - Jewelry – 0.1%
Finlay Fine Jewelry Corp.
	8.375% 06/01/12	155,000	129,038
			129,038
Retail - Propane Distributors – 0.2%
Ferrellgas Partners LP
	8.750% 06/15/12	180,000	183,150
Suburban Propane Partners LP
	6.875% 12/15/13	100,000	93,500
			276,650
Retail - Restaurants – 0.1%
Landry’s Restaurants, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail - Restaurants – (continued)
	7.500% 12/15/14	175,000	166,250
			166,250
Retail - Video Rental – 0.1%
Movie Gallery, Inc.
	11.000% 05/01/12	145,000	129,412
			129,412
		Retail Total	1,525,345
Textiles – 0.1%
Textile - Products – 0.1%
INVISTA
	9.250% 05/01/12(a)	135,000	147,150
			147,150
		Textiles Total	147,150
	CONSUMER CYCLICAL TOTAL		11,020,590
CONSUMER NON-CYCLICAL – 5.9%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.
	11.000% 05/15/12(a)	140,000	133,000
			133,000
		Agriculture Total	133,000
Beverages – 0.1%
Beverages - Wine/Spirits – 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	145,000	152,975
			152,975
		Beverages Total	152,975
Biotechnology – 0.1%
Medical - Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	220,000	233,200
			233,200
		Biotechnology Total	233,200
Commercial Services – 1.7%
Commercial Services – 0.3%
Iron Mountain, Inc.
	7.750% 01/15/15	225,000	228,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services – (continued)
Language Line Holdings, Inc.
	11.125% 06/15/12	155,000	141,438
Mac-Gray Corp.
	7.625% 08/15/15(a)	55,000	56,100
			426,475
Commercial Services - Finance – 0.2%
Dollar Financial Group, Inc.
	9.750% 11/15/11	290,000	300,150
			300,150
Consulting Services – 0.1%
FTI Consulting
	7.625% 06/15/13(a)	120,000	122,400
			122,400
Funeral Services & Related Items – 0.2%
Service Corp. International
	7.700% 04/15/09	275,000	288,750
			288,750
Printing - Commercial – 0.2%
Sheridan Group
	10.250% 08/15/11	155,000	161,200
Vertis, Inc.
	13.500% 12/07/09(a)	190,000	157,700
			318,900
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	190,000	188,100
GEO Group, Inc.
	8.250% 07/15/13	245,000	243,162
			431,262
Rental Auto/Equipment – 0.4%
Ashtead Holdings PLC
	8.625% 08/01/15(a)	135,000	143,438
NationsRent, Inc.
	9.500% 10/15/10	175,000	191,187
	9.500% 05/01/15	160,000	166,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – (continued)
Williams Scotsman, Inc.
	8.500% 10/01/15(a)	105,000	106,050
			607,075
	Commercial Services Total		2,495,012
Cosmetics/Personal Care – 0.4%
Cosmetics & Toiletries – 0.4%
DEL Laboratories, Inc.
	8.000% 02/01/12	215,000	175,225
Elizabeth Arden, Inc.
	7.750% 01/15/14	175,000	178,500
Revlon Consumer Products Corp.
	8.625% 02/01/08	60,000	57,000
	9.500% 04/01/11	170,000	159,800
			570,525
	Cosmetics/Personal Care Total		570,525
Food – 0.7%
Food - Confectionery – 0.1%
Merisant Co.
	10.750% 07/15/13(a)	140,000	95,200
Tabletop Holdings, Inc.
	(d) 05/15/14
	(12.250% 11/15/08)(a)	480,000	57,600
			152,800
Food - Miscellaneous / Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	218,000	226,720
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	365,000	347,662
Reddy Ice Holdings, Inc.
	(d) 11/01/12
	(10.500% 11/01/08)	140,000	107,800
			682,182
Food - Retail – 0.2%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	240,000	237,000
			237,000
		Food Total	1,071,982

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 1.5%
Dialysis Centers – 0.2%
DaVita, Inc.
	7.250% 03/15/15	215,000	217,956
			217,956
Medical - HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	220,000	237,600
			237,600
Medical - Hospitals – 0.3%
HCA, Inc.
	7.875% 02/01/11	100,000	107,619
Tenet Healthcare Corp.
	9.875% 07/01/14	380,000	397,575
			505,194
Medical - Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	125,000	120,000
			120,000
MRI/Medical Diagnostic Imaging – 0.5%
InSight Health Services Corp.
	9.875% 11/01/11	230,000	185,150
MedQuest, Inc.
	11.875% 08/15/12	280,000	296,100
MQ Associates, Inc.
	(d) 08/15/12
	(12.250% 08/15/08)	480,000	301,200
			782,450
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	9.264% 03/15/15(a)(b)	85,000	83,513
US Oncology, Inc.
	9.000% 08/15/12	235,000	253,800
			337,313
	Healthcare Services Total		2,200,513

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.5%
Consumer Products - Miscellaneous – 0.4%
Amscan Holdings, Inc.
	8.750% 05/01/14		270,000	237,600
Jostens IH Corp.
	7.625% 10/01/12		145,000	146,450
Playtex Products, Inc.
	9.375% 06/01/11		200,000	209,000
				593,050
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15(a)		155,000	153,063
				153,063
	Household Products/Wares Total			746,113
Pharmaceuticals – 0.8%
Medical - Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11(a)		320,000	282,000
Warner Chilcott Corp.
	8.750% 02/01/15(a)		155,000	148,800
				430,800
Medical - Generic Drugs – 0.1%
Mylan Laboratories, Inc.
	6.375% 08/15/15(a)		205,000	205,256
				205,256
Medical - Wholesale Drug Distribution – 0.3%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)		185,000	183,613
Nycomed A/S,
	PIK,
	11.750% 09/15/13(a)	EUR	175,000	209,859
				393,472
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – (continued)
	7.125% 10/01/15(a)	USD	150,000	147,000
				147,000
		Pharmaceuticals Total		1,176,528
	CONSUMER NON-CYCLICAL TOTAL			8,779,848
ENERGY – 4.8%
Coal – 0.2%
Coal – 0.2%
Arch Western Finance LLC
	6.750% 07/01/13		250,000	255,000
				255,000
			Coal Total	255,000
Oil & Gas – 1.7%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14		130,000	140,400
				140,400
Oil Companies - Exploration & Production – 1.5%
Chesapeake Energy Corp.
	6.375% 06/15/15		90,000	90,563
	7.500% 06/15/14		220,000	234,300
Compton Petroleum Corp.
	9.900% 05/15/09		275,000	294,250
Delta Petroleum Corp.
	7.000% 04/01/15		110,000	105,050
Energy Partners Ltd.
	8.750% 08/01/10		115,000	120,175
Forest Oil Corp.
	8.000% 12/15/11		130,000	143,650
Magnum Hunter Resources, Inc.
	9.600% 03/15/12		141,000	154,395
PEMEX Finance Ltd.
	9.150% 11/15/18		310,000	392,782
	10.610% 08/15/17		215,000	283,695
Pogo Producing Co.
	6.625% 03/15/15(a)		130,000	131,787
Whiting Petroleum Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies - Exploration & Production – (continued)
	7.250% 05/01/12	315,000	319,725
			2,270,372
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.
	7.500% 06/15/15	165,000	178,200
			178,200
		Oil & Gas Total	2,588,972
Oil & Gas Services – 1.1%
Oil - Field Services – 1.1%
Gazprom
	9.625% 03/01/13	630,000	778,932
Gazprom International SA
	7.201% 02/01/20	575,000	627,957
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(a)	80,000	79,400
Newpark Resources, Inc.
	8.625% 12/15/07	185,000	185,463
			1,671,752
		Oil & Gas Services Total	1,671,752
Pipelines – 1.8%
Pipelines – 1.8%
Coastal Corp.
	7.625% 09/01/08	135,000	137,025
	7.750% 06/15/10	300,000	306,000
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	293,250
	9.875% 07/15/10(a)	190,000	206,862
Northwest Pipeline Corp.
	8.125% 03/01/10	85,000	90,950
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15(a)	235,000	236,469
Sonat, Inc.
	7.625% 07/15/11	645,000	654,675
Southern Natural Gas Co.
	8.875% 03/15/10	130,000	140,725
Williams Companies, Inc.
	6.375% 10/01/10(a)	75,000	74,438

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12		430,000	473,000
				2,613,394
		Pipelines Total		2,613,394
		ENERGY TOTAL		7,129,118
FINANCIALS – 1.5%
Diversified Financial Services – 1.2%
Finance - Auto Loans – 0.3%
Ford Motor Credit Co.
	7.375% 02/01/11		25,000	24,011
General Motors Acceptance Corp.
	6.875% 09/15/11		170,000	154,755
	6.875% 08/28/12		270,000	241,107
				419,873
Finance - Consumer Loans – 0.5%
SLM Corp.
	6.500% 06/15/10	NZD	1,100,000	755,112
				755,112
Finance - Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11	USD	135,000	139,388
LaBranche & Co., Inc.
	11.000% 05/15/12		490,000	540,837
				680,225
	Diversified Financial Services Total			1,855,210
Real Estate Investment Trusts – 0.2%
REITs - Hotels – 0.1%
La Quinta Properties, Inc.
	7.000% 08/15/12		65,000	66,462
				66,462
REITs - Mortgage – 0.1%
Thornburg Mortgage, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
REITs - Mortgage – (continued)
	8.000% 05/15/13	145,000	143,550
			143,550
	Real Estate Investment Trusts Total		210,012
Savings & Loans – 0.1%
Savings & Loans/Thrifts - Western US – 0.1%
Western Financial Bank
	9.625% 05/15/12	150,000	172,500
			172,500
		Savings & Loans Total	172,500
		FINANCIALS TOTAL	2,237,722
INDUSTRIALS – 6.5%
Aerospace & Defense – 0.8%
Aerospace/Defense - Equipment – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11	165,000	174,075
BE Aerospace, Inc.
	8.875% 05/01/11	270,000	283,162
Sequa Corp.
	8.875% 04/01/08	105,000	109,725
	9.000% 08/01/09	90,000	95,625
Standard Aero Holdings, Inc.
	8.250% 09/01/14	145,000	140,288
TransDigm, Inc.
	8.375% 07/15/11	155,000	162,750
			965,625
Electronics - Military – 0.2%
L-3 Communications Corp.
	6.375% 10/15/15(a)	215,000	216,075
			216,075
	Aerospace & Defense Total		1,181,700
Building Materials – 0.4%
Building & Construction Products - Miscellaneous – 0.2%
Associated Materials, Inc.
	(d) 03/01/14
	(11.250% 03/01/09)	150,000	75,750
Nortek, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products - Miscellaneous – (continued)
	8.500% 09/01/14	120,000	111,000
NTK Holdings, Inc.
	(d) 03/01/14
	(10.750% 09/01/09)	175,000	98,437
			285,187
Building Products - Cement / Aggregation – 0.2%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	235,000	241,463
			241,463
		Building Materials Total	526,650
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Coleman Cable, Inc.
	9.875% 10/01/12	205,000	182,450
			182,450
	Electrical Components & Equipment Total		182,450
Electronics – 0.3%
Electronic Components - Miscellaneous – 0.3%
Flextronics International Ltd.
	6.250% 11/15/14	205,000	203,206
Sanmina-SCI Corp.
	6.750% 03/01/13	215,000	203,713
			406,919
		Electronics Total	406,919
Engineering & Construction – 0.2%
Building & Construction - Miscellaneous – 0.2%
J. Ray McDermott SA
	11.500% 12/15/13(a)	260,000	300,300
			300,300
	Engineering & Construction Total		300,300
Environmental Control – 0.6%
Non - Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.250% 03/15/15(a)	80,000	78,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
Non - Hazardous Waste Disposal – (continued)
	7.875% 04/15/13	540,000	554,175
Waste Services, Inc.
	9.500% 04/15/14	175,000	174,125
			807,100
Recycling – 0.1%
Aleris International, Inc.
	9.000% 11/15/14	70,000	74,200
			74,200
	Environmental Control Total		881,300
Machinery - Diversified – 0.3%
Machinery - General Industry – 0.1%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	225,000	225,000
			225,000
Machinery - Material Handling – 0.2%
Columbus McKinnon Corp.
	8.875% 11/01/13(a)	260,000	258,700
			258,700
	Machinery - Diversified Total		483,700
Metal Fabricate/Hardware – 0.7%
Metal Processors & Fabrication – 0.6%
Altra Industrial Motion, Inc.
	9.000% 12/01/11(a)	150,000	147,000
Mueller Group, Inc.
	10.000% 05/01/12	200,000	212,250
Mueller Holdings, Inc.
	(d) 04/15/14
	(14.750% 04/15/09)	175,000	127,969
TriMas Corp.
	9.875% 06/15/12	270,000	222,750
Wise Metals Group LLC
	10.250% 05/15/12	200,000	160,000
			869,969

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Products - Fasteners – 0.1%
FastenTech, Inc.
	11.500% 05/01/11	230,000	243,225
			243,225
	Metal Fabricate/Hardware Total		1,113,194
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	395,000	351,550
J.B. Poindexter & Co.
	8.750% 03/15/14	215,000	196,725
Koppers Industries, Inc.
	9.875% 10/15/13	210,000	231,000
Trinity Industries, Inc.
	6.500% 03/15/14	310,000	303,800
			1,083,075
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.
	8.875% 06/01/11	175,000	185,062
			185,062
	Miscellaneous Manufacturing Total		1,268,137
Packaging & Containers – 1.0%
Containers - Metal/Glass – 0.5%
Crown European Holdings SA
	10.875% 03/01/13	130,000	150,963
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	160,000	154,400
	8.250% 05/15/13	370,000	382,950
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	81,000
			769,313
Containers - Paper/Plastic – 0.5%
Consolidated Container Co. LLC
	(d) 06/15/09
	(10.750% 06/15/07)	175,000	143,500

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Containers - Paper/Plastic – 0.5%
Jefferson Smurfit Corp.
	8.250% 10/01/12		165,000	155,100
	PIK,
	11.500% 10/01/15(a)	EUR	239,358	254,664
MDP Acquisitions PLC
	9.625% 10/01/12	USD	220,000	221,375
				774,639
	Packaging & Containers Total			1,543,952
Transportation – 1.3%
Transportation - Marine – 0.6%
Ship Finance International Ltd.
	8.500% 12/15/13		415,000	398,919
Stena AB
	7.500% 11/01/13		235,000	235,294
	9.625% 12/01/12		170,000	187,212
				821,425
Transportation - Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12(a)		220,000	240,900
	12.500% 06/15/12		60,000	70,350
				311,250
Transportation - Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14		165,000	169,125
	7.375% 05/01/14(a)		135,000	138,375
Petroleum Helicopters, Inc.
	9.375% 05/01/09		195,000	207,187
				514,687

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation - Trucks – 0.2%
QDI LLC
	9.000% 11/15/10	240,000	220,800
			220,800
		Transportation Total	1,868,162
		INDUSTRIALS TOTAL	9,756,464
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Electronic Components - Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 02/15/08	180,000	168,300
			168,300
		Semiconductors Total	168,300
		TECHNOLOGY TOTAL	168,300
UTILITIES – 2.1%
Electric – 2.1%
Electric - Generation – 0.6%
AES Corp.
	9.000% 05/15/15(a)	70,000	77,000
	9.500% 06/01/09	267,000	291,030
Edison Mission Energy
	9.875% 04/15/11	290,000	343,650
Texas Genco LLC
	6.875% 12/15/14(a)	150,000	152,625
			864,305

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric - Integrated – 0.7%
CMS Energy Corp.
	8.900% 07/15/08	245,000	265,212
Nevada Power Co.
	9.000% 08/15/13	81,000	90,242
	10.875% 10/15/09	140,000	154,700
PSEG Energy Holdings LLC
	10.000% 10/01/09	210,000	233,888
Sierra Pacific Resources
	6.750% 08/15/17(a)	185,000	185,000
TECO Energy, Inc.
	7.000% 05/01/12	140,000	147,875
			1,076,917
Independent Power Producer – 0.8%
Calpine Generating Co. LLC
	9.443% 04/01/10(b)	160,000	162,800
	12.390% 04/01/11(b)	305,000	289,750
MSW Energy Holdings LLC
	7.375% 09/01/10	90,000	93,600
	8.500% 09/01/10	270,000	289,575
Orion Power Holdings, Inc.
	12.000% 05/01/10	300,000	360,750
			1,196,475
		Electric Total	3,137,697
		UTILITIES TOTAL	3,137,697
	Total Corporate Fixed-Income Bonds & Notes (cost of $58,629,874)		61,361,873
Mortgage-Backed Securities – 2.0%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	95,416	101,994
Federal National Mortgage Association
	TBA, 6.500% 10/13/35(g)	2,795,000	2,876,228
	Total Mortgage-Backed Securities (cost of $2,991,322)		2,978,222

		Par ($)	Value ($)
Asset-Backed Securities – 0.8%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	603,150
GMAC Mortgage Corp.
	4.865% 09/25/34(b)	520,000	512,330
	Total Asset-Backed Securities (cost of $1,140,508)		1,115,480
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telecommunication Equipment -0.2%
Nortel Networks Corp.
	4.250% 09/01/08	385,000	364,175
	Telecommunication Services Total		364,175
	COMMUNICATIONS TOTAL		364,175
UTILITIES – 0.1%
Electric – 0.1%
Indepentent Power Producer – 0.1%
Mirant Corp.
	2.500% 06/15/21(e)	115,000	120,175
		Electric Total	120,175
		UTILITIES TOTAL	120,175
	Total Convertible Bonds (cost of $423,594)		484,350
Municipal Bond – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(f)	350,000	357,214
		CALIFORNIA TOTAL	357,214
	Total Municipal Bond (cost of $350,000)		357,214

		Shares	Value ($)
Common Stocks(h) – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc.(i)	3,071	44,591
	Hotels, Restaurants & Leisure Total		44,591
	CONSUMER DISCRETIONARY TOTAL		44,591
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp.(i)(j)	2,000	—
	Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL		—
	Total Common Stocks (cost of $44,591)		44,591

		Units
Warrants(h) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(i)	225	2
			2
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(i)(j)	95	—
			—
	Telecommunication Services Total		2
	COMMUNICATIONS TOTAL		2
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC	Expires 01/15/07(a)(i)(j)	1,020	3,050
			3,050
		Transportation Total	3,050
		INDUSTRIALS TOTAL	3,050
	Total Warrants (cost of $11,587)		3,052

		Par ($)	Value ($)
Short-Term Obligation – 2.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 10/15/08, market value of $3,279,281 (repurchase proceeds $3,211,843)	3,211,000	3,211,000

	Total Short-Term Obligation (cost of $3,211,000)		3,211,000

	Total Investments – 99.8% (cost of $143,229,938)(k)(l)		149,656,492

	Other Assets & Liabilities, Net – 0.2%		321,788

	Net Assets – 100.0%		149,978,280

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’ ) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, except for the following, amounted to $10,052,687 which represents 6.7% of net assets.

	Security	Date	Par	Acquistion Cost	Value
	Hollinger, Inc.	09/30/04	$81,000	$81,000	$83,430

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)	Step bond. Shown parenthetically is the next interest rate to be paid.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2005, the value of this security represents 0.1% of net assets.

(f)	Illiquid security.

(g)	Security purchased on a delayed delivery basis.

(h)	Non-income producing security.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)	Security has no value.

(k)	Cost for federal income tax purposes is $145,356,744.

(l)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$9,036,139	$(4,736,391)	$4,299,748

As of  September 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell		Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,050,000	$1,263,334	$1,288,612	10/17/05	$25,278
EUR	2,300,000	2,767,567	2,812,187	10/19/05	44,620
EUR	468,250	563,468	573,218	10/20/05	9,750
EUR	119,000	143,198	145,615	10/20/05	2,417
EUR	1,190,000	1,432,462	1,438,686	10/27/05	6,224
EUR	1,225,000	1,474,875	1,473,185	10/31/05	(1,690)
GBP	892,000	1,572,245	1,610,060	10/20/05	37,815
GBP	410,000	722,669	738,820	10/20/05	16,151
NOK	4,875,000	744,535	765,306	10/20/05	20,771
SEK	8,750,000	1,129,106	1,152,832	10/17/05	23,726
SEK	8,625,000	1,112,976	1,136,364	10/17/05	23,388
					$208,450

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 86.0%
BASIC MATERIALS – 4.8%
Chemicals – 2.9%
Chemicals – Diversified – 1.2%
EquiStar Chemicals LP
	10.125% 09/01/08	155,000	167,400
	10.625% 05/01/11	805,000	877,450
NOVA Chemicals Corp.
	6.500% 01/15/12	630,000	617,400
			1,662,250
Chemicals – Specialty – 0.4%
Nalco Co.
	7.750% 11/15/11	625,000	642,188
			642,188
Industrial – Gases – 1.3%
Airgas, Inc.
	6.250% 07/15/14	1,510,000	1,532,650
	9.125% 10/01/11	350,000	377,125
			1,909,775
		Chemicals Total	4,214,213
Forest Products & Paper – 0.9%
Paper & Related Products – 0.9%
Boise Cascade LLC
	7.125% 10/15/14	1,445,000	1,369,138
			1,369,138
	Forest Products & Paper Total		1,369,138
Iron / Steel – 1.0%
Steel – Producers – 1.0%
Russel Metals, Inc.
	6.375% 03/01/14	850,000	824,500
United States Steel Corp.

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron / Steel – (continued)
Steel - Producers – (continued)
	9.750% 05/15/10	500,000	546,875
			1,371,375
		Iron / Steel Total	1,371,375
	BASIC MATERIALS TOTAL		6,954,726
COMMUNICATIONS – 12.2%
Media – 9.9%
Cable TV – 4.2%
DirecTV Holdings LLC
	6.375% 06/15/15(a)	230,000	226,550
	8.375% 03/15/13	1,476,000	1,616,220
EchoStar DBS Corp.
	5.750% 10/01/08	605,000	598,194
	6.625% 10/01/14	1,775,000	1,761,687
Rogers Cable, Inc.
	6.250% 06/15/13	625,000	609,375
	7.875% 05/01/12	1,110,000	1,182,150
			5,994,176
Multimedia – 2.5%
Emmis Operating Co.
	6.875% 05/15/12	675,000	673,313
Lamar Media Corp.
	7.250% 01/01/13	2,825,000	2,966,250
			3,639,563
Publishing - Periodicals – 2.5%
Dex Media West LLC
	5.875% 11/15/11	1,450,000	1,435,500
	9.875% 08/15/13	640,000	707,200
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	190,000	213,275
	10.875% 12/15/12	1,100,000	1,234,750
			3,590,725
Television – 0.7%
LIN Television Corp.
	6.500% 05/15/13	1,125,000	1,063,125
			1,063,125
		Media Total	14,287,589

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 2.3%
Cellular Telecommunications – 2.0%
Nextel Communications, Inc.
	5.950% 03/15/14	960,000	984,000
	7.375% 08/01/15	625,000	670,312
Rogers Wireless, Inc.
	7.500% 03/15/15	210,000	226,275
	8.000% 12/15/12	940,000	991,700
			2,872,287
Telephone - Integrated – 0.3%
Citizens Communications Co.
	9.000% 08/15/31	475,000	482,719
			482,719
	Telecommunication Services Total		3,355,006
	COMMUNICATIONS TOTAL		17,642,595
CONSUMER CYCLICAL – 19.2%
Auto Parts & Equipment – 0.7%
Auto / Truck Parts & Equipment - Original – 0.7%
Accuride Corp.
	8.500% 02/01/15	615,000	602,700
TRW Automotive, Inc.
	9.375% 02/15/13	320,000	347,200
			949,900
	Auto Parts & Equipment Total		949,900
Entertainment – 2.7%
Music – 0.9%
Warner Music Group
	7.375% 04/15/14	1,275,000	1,282,969
			1,282,969
Racetracks – 0.9%
Speedway Motorsports, Inc.
	6.750% 06/01/13	1,190,000	1,221,238
			1,221,238
Theaters – 0.9%
Cinemark USA, Inc.
	9.000% 02/01/13	1,285,000	1,333,187
			1,333,187
		Entertainment Total	3,837,394

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 2.4%
Building - Residential / Commercial – 2.4%
Beazer Homes USA, Inc.
	6.875% 07/15/15(a)	860,000	833,125
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	315,000	301,613
	6.375% 12/15/14	270,000	257,175
	6.500% 01/15/14	840,000	812,700
KB Home
	5.875% 01/15/15	750,000	714,375
	7.750% 02/01/10	250,000	258,125
	8.625% 12/15/08	250,000	270,000
			3,447,113
		Home Builders Total	3,447,113
Home Furnishings – 0.7%
Home Furnishings – 0.7%
Sealy Mattress Co.
	8.250% 06/15/14	1,080,000	1,074,600
			1,074,600
		Home Furnishings Total	1,074,600

Leisure Time – 2.2%
Cruise Lines – 1.6%
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	145,000	148,444
	6.875% 12/01/13	550,000	576,812
	8.750% 02/02/11	1,390,000	1,567,225
			2,292,481
Leisure & Recreational Products – 0.6%
Leslie’s Poolmart
	7.750% 02/01/13	850,000	858,500
			858,500
		Leisure Time Total	3,150,981
Lodging – 7.2%
Casino Hotels – 6.5%
Caesars Entertainment, Inc.
	7.875% 03/15/10	1,080,000	1,174,500

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	8.875% 09/15/08	960,000	1,048,800
	9.375% 02/15/07	100,000	105,750
CCM Merger, Inc.
	8.000% 08/01/13(a)	725,000	734,063
MGM Mirage
	6.000% 10/01/09	1,450,000	1,431,875
	8.500% 09/15/10	815,000	886,313
Station Casinos, Inc.
	6.500% 02/01/14	1,795,000	1,799,487
	6.875% 03/01/16	1,220,000	1,238,300
Wynn Las Vegas LLC
	6.625% 12/01/14	965,000	919,162
			9,338,250
Hotels & Motels – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	200,000	206,500
	7.875% 05/01/12	810,000	891,000
			1,097,500
		Lodging Total	10,435,750
Retail – 3.3%

Retail - Automobiles – 1.7%
AutoNation, Inc.
	9.000% 08/01/08	1,420,000	1,533,600
Group 1 Automotive, Inc.
	8.250% 08/15/13	860,000	860,000
			2,393,600
Retail - Convenience Store – 0.9%
Couche-Tard
	7.500% 12/15/13	1,235,000	1,275,137
			1,275,137
Retail - Propane Distributors – 0.2%
Suburban Propane Partners LP
	6.875% 12/15/13	400,000	374,000
			374,000
Retail - Restaurants – 0.5%
Domino’s, Inc.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail - Restaurants – (continued)
	8.250% 07/01/11	650,000	682,500
			682,500
	Retail Total		4,725,237
	CONSUMER CYCLICAL TOTAL		27,620,975
CONSUMER NON-CYCLICAL – 16.9%
Beverages – 2.6%
Beverages - Non - Alcoholic – 1.6%
Cott Beverages, Inc.
	8.000% 12/15/11	2,230,000	2,296,900
			2,296,900
Beverages - Wine / Spirits – 1.0%
Constellation Brands, Inc.
	8.000% 02/15/08	575,000	603,750
	8.125% 01/15/12	825,000	870,375
	8.625% 08/01/06	25,000	25,375
			1,499,500
		Beverages Total	3,796,400
Commercial Services – 4.6%
Commercial Services – 2.1%
Iron Mountain, Inc.
	7.750% 01/15/15	530,000	539,275
	8.625% 04/01/13	1,420,000	1,491,000
Mac-Gray Corp.
	7.625% 08/15/15(a)	950,000	969,000
			2,999,275
Funeral Services & Related Items – 0.7%
Stewart Enterprises, Inc.
	6.250% 02/15/13(a)	1,015,000	964,250
			964,250
Private Corrections – 1.4%
Corrections Corp. of America
	6.250% 03/15/13	700,000	693,000
	7.500% 05/01/11	1,360,000	1,404,200
			2,097,200

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto / Equipment – 0.4%
United Rentals, Inc.
	7.000% 02/15/14	25,000	23,125
	7.750% 11/15/13	610,000	591,700
			614,825
	Commercial Services Total		6,675,550
Food – 0.9%
Food – Miscellaneous / Diversified – 0.9%
Del Monte Corp.
	6.750% 02/15/15(a)	1,335,000	1,341,675
		Food Total	1,341,675
Healthcare Services – 6.2%
Medical - HMO – 1.0%
Coventry Health Care, Inc.
	5.875% 01/15/12	1,445,000	1,477,512
			1,477,512
Medical - Hospitals – 3.2%
Community Health Systems, Inc.
	6.500% 12/15/12	340,000	340,850
HCA, Inc.
	6.950% 05/01/12	2,470,000	2,548,744
Triad Hospitals, Inc.
	7.000% 05/15/12	525,000	539,437
	7.000% 11/15/13	1,100,000	1,113,750
			4,542,781
Medical - Nursing Homes – 0.5%
Extendicare Health Services, Inc.
	6.875% 05/01/14	640,000	630,400
	9.500% 07/01/10	45,000	48,150
			678,550
Medical - Outpatient / Home Medical – 0.5%
Select Medical Corp.
	7.625% 02/01/15	820,000	787,200
			787,200
Medical Products – 1.0%
Fisher Scientific International, Inc.

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical Products – (continued)
	6.750% 08/15/14	1,310,000	1,368,950
			1,368,950
		Healthcare Services Total	8,854,993
Household Products / Wares – 1.0%
Consumer Products - Miscellaneous – 1.0%
Scotts Co.
	6.625% 11/15/13	1,375,000	1,409,375
			1,409,375
	Household Products / Wares Total		1,409,375
Pharmaceuticals – 1.6%
Medical - Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15(a)	320,000	320,400
			320,400
Medical - Wholesale Drug Distribution – 0.7%
AmerisourceBergen Corp.
	5.625% 09/15/12(a)	975,000	965,250
			965,250
Pharmacy Services – 0.7%
Omnicare, Inc.
	6.125% 06/01/13	945,000	930,825
			930,825
		Pharmaceuticals Total	2,216,475
	CONSUMER NON-CYCLICAL TOTAL		24,294,468
ENERGY – 13.8%
Coal – 3.0%
Coal – 3.0%
Arch Western Finance LLC
	6.750% 07/01/13	1,900,000	1,938,000
Peabody Energy Corp.
	5.875% 04/15/16	375,000	372,187
	6.875% 03/15/13	1,905,000	1,990,725
			4,300,912
		Coal Total	4,300,912

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 6.3%
Oil & Gas Drilling – 0.8%
Pride International, Inc.
	7.375% 07/15/14	1,025,000	1,107,000
			1,107,000
Oil Companies - Exploration & Production – 5.5%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,265,000	1,272,906
	7.500% 09/15/13	735,000	782,775
	7.750% 01/15/15	550,000	586,437
Newfield Exploration Co.
	6.625% 09/01/14	1,800,000	1,872,000
Plains Exploration & Production Co.
	7.125% 06/15/14	1,170,000	1,234,350
Pogo Producing Co.
	6.625% 03/15/15(a)	495,000	501,806
	8.250% 04/15/11	455,000	478,888
Vintage Petroleum, Inc.
	7.875% 05/15/11	650,000	677,625
	8.250% 05/01/12	465,000	497,550
			7,904,337
		Oil & Gas Total	9,011,337

Oil & Gas Services – 2.5%
Oil - Field Services – 1.5%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	875,000	869,531
Universal Compression, Inc.
	7.250% 05/15/10	1,195,000	1,239,813
			2,109,344
Oil Field Machinery & Equipment – 1.0%
Grant Prideco, Inc.
	6.125% 08/15/15(a)	1,455,000	1,469,550
			1,469,550
		Oil & Gas Services Total	3,578,894
Pipelines – 2.0%
Pipelines – 2.0%
MarkWest Energy Partners LP
	6.875% 11/01/14(a)	545,000	536,825
Williams Companies, Inc.

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	7.125% 09/01/11	565,000	589,013
	8.125% 03/15/12	1,660,000	1,826,000
			2,951,838
		Pipelines Total	2,951,838
		ENERGY TOTAL	19,842,981
FINANCIALS – 1.0%
Diversified Financial Services – 0.5%

Finance - Investment Banker / Broker – 0.5%
E*Trade Financial Corp.
	7.375% 09/15/13(a)	780,000	783,900
			783,900
	Diversified Financial Services Total		783,900

Real Estate Investment Trusts – 0.5%
REITs - Hotels – 0.5%
Host Marriott LP
	6.375% 03/15/15	745,000	721,719
			721,719
	Real Estate Investment Trusts Total		721,719
	FINANCIALS TOTAL		1,505,619
INDUSTRIALS – 13.6%
Aerospace & Defense – 2.7%
Aerospace / Defense - Equipment – 0.8%
Sequa Corp.
	9.000% 08/01/09	255,000	270,938
TransDigm, Inc.
	8.375% 07/15/11	915,000	960,750
			1,231,688
Electronics - Military – 1.9%
L-3 Communications Corp.
	5.875% 01/15/15	105,000	101,325
	6.125% 07/15/13	655,000	653,362
	6.375% 10/15/15(a)	935,000	939,675

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics - Military – (continued)
	7.625% 06/15/12	960,000	1,012,800
			2,707,162
	Aerospace & Defense Total		3,938,850
Environmental Control – 1.0%
Non - Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.
	6.375% 04/15/11	825,000	792,000
	6.500% 11/15/10	560,000	546,000
	Series B,
	9.250% 09/01/12	67,000	72,695
			1,410,695
	Environmental Control Total		1,410,695
Machinery - Diversified – 1.5%
Machinery - General Industry – 1.5%
Manitowoc Co., Inc.
	7.125% 11/01/13	885,000	918,188
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	1,260,000	1,285,200
			2,203,388
	Machinery - Diversified Total		2,203,388
Miscellaneous Manufacturing – 0.1%
Diversified Manufacturing Operators – 0.1%
Trinity Industries, Inc.
	6.500% 03/15/14	140,000	137,200
			137,200
	Miscellaneous Manufacturing Total		137,200
Packaging & Containers – 5.2%
Containers - Metal / Glass – 4.2%
Ball Corp.
	6.875% 12/15/12	2,260,000	2,316,500
	7.750% 08/01/06	100,000	101,750
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	125,000	120,625
	8.875% 02/15/09	290,000	305,225

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers - Metal / Glass – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	1,425,000	1,442,812
Silgan Holdings, Inc.
	6.750% 11/15/13	1,735,000	1,743,675
			6,030,587
Containers - Paper / Plastic – 1.0%
Jefferson Smurfit Corp.
	8.250% 10/01/12	400,000	376,000
Smurfit-Stone Container Corp.
	8.375% 07/01/12	535,000	510,925
Stone Container Finance
	7.375% 07/15/14	625,000	554,688
			1,441,613
	Packaging & Containers Total		7,472,200
Transportation – 3.1%
Transportation - Marine – 2.3%
Overseas Shipholding Group
	8.250% 03/15/13	1,165,000	1,264,025
Teekay Shipping Corp.
	8.875% 07/15/11	1,835,000	2,087,312
			3,351,337
Transportation - Services – 0.8%
Offshore Logistics, Inc.
	6.125% 06/15/13	1,070,000	1,048,600
			1,048,600
		Transportation Total	4,399,937
		INDUSTRIALS TOTAL	19,562,270
TECHNOLOGY – 0.8%
Semiconductors – 0.8%
Electronic Components - Semiconductors – 0.8%
Freescale Semiconductor, Inc.

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Electronic Components - Semiconductors – (continued)
	6.875% 07/15/11	1,165,000	1,211,600
			1,211,600
		Semiconductors Total	1,211,600
		TECHNOLOGY TOTAL	1,211,600
UTILITIES – 3.7%
Electric – 3.7%
Electric - Generation – 2.1%
AES Corp.
	7.750% 03/01/14	1,680,000	1,797,600
Texas Genco LLC
	6.875% 12/15/14(a)	1,200,000	1,221,000
			3,018,600
Electric - Integrated – 1.6%
Nevada Power Co.
	5.875% 01/15/15	775,000	771,195
	6.500% 04/15/12	200,000	205,500
NorthWestern Corp.
	5.875% 11/01/14	50,000	51,062
TECO Energy, Inc.
	6.750% 05/01/15(a)	675,000	706,219
	7.000% 05/01/12	595,000	628,469
			2,362,445
		Electric Total	5,381,045
		UTILITIES TOTAL	5,381,045
	Total Corporate Fixed-Income Bonds & Notes (cost of $125,385,908)		124,016,279

13

		Units	Value ($)
Warrants(b)(c) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(d)	50	1
			1
	Telecommunication Services Total		1
	COMMUNICATIONS TOTAL		1
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC	Expires 01/15/07(a)(d)	153	456
			456
		Transportation Total	456
		INDUSTRIALS TOTAL	456
	Total Warrants (cost of $2,500)		457

		Par ($)
Short-Term Obligation – 12.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 11/15/08, market value of $18,585,144 (repurchase proceeds $18,224,783)	18,220,000	18,220,000

	Total Short-Term Obligation (cost of $18,220,000)		18,220,000

	Total Investments – 98.6% (cost of $143,608,408)(e)(f)		142,236,736

	Other Assets & Liabilities, Net – 1.4%		1,953,154

	Net Assets – 100.0%		144,189,890

14

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities except for the following, amounted to $12,727,020, which represents 8.8% of net assets.

	Security	Acquistion Date	Unit	Cost	Value
	UbiquitTel, Inc.	04/11/00	50	$2,500	$1
	QDI LLC	06/01/02	153	—	456
$457

(b)	Non-income producing security.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Illiquid security.

(e)	Cost for federal income tax purposes is $144,110,297.

(f)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

15

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$685,224	$(2,558,785)	$(1,873,561)

16

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 9.2%
Auto Components – 1.6%
	Compagnie Generale des Etablissements Michelin, Class B	5,300	311,843
	Continental AG	4,800	394,507
	Denso Corp.	13,700	399,453
	Auto Components Total		1,105,803
Automobiles – 2.6%
	Nissan Motor Co., Ltd.	26,000	298,167
	Renault SA	3,700	350,809
	Toyota Motor Corp.	24,800	1,143,585
	Automobiles Total		1,792,561
Hotels, Restaurants & Leisure – 0.5%
	Accor SA	6,400	323,517
	Hotels, Restaurants & Leisure Total		323,517
Household Durables – 1.8%
	Daiwa House Industry Co., Ltd.	20,000	262,697
	Matsushita Electric Industrial Co., Ltd.	35,000	597,257
	Sharp Corp.	12,000	174,528
	Sony Corp.	6,900	227,924
	Household Durables Total		1,262,406
Leisure Equipment & Products – 0.6%
	Fuji Photo Film Co., Ltd.	5,400	178,561
	Sega Sammy Holdings, Inc.	3,100	123,207
	Sega Sammy Holdings, Inc. W/I (a)(b)	3,100	120,070
	Leisure Equipment & Products Total		421,838
Media – 1.3%
	British Sky Broadcasting Group PLC	35,600	352,072
	Pearson PLC	20,100	233,808
	Vivendi Universal SA	9,700	317,055
	Media Total		902,935
Specialty Retail – 0.3%
	Yamada Denki Co., Ltd.	3,300	252,782
	Specialty Retail Total		252,782

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.5%
	Burberry Group PLC	47,300	360,578
	Textiles, Apparel & Luxury Goods Total		360,578
	CONSUMER DISCRETIONARY TOTAL		6,422,420
CONSUMER STAPLES – 8.3%
Beverages – 0.7%
	Diageo PLC	34,043	489,646
	Beverages Total		489,646
Food & Staples Retailing – 0.9%
	FamilyMart Co., Ltd.	3,500	105,482
	Lawson, Inc.	2,800	105,515
	Tesco PLC	72,602	396,468
	Food & Staples Retailing Total		607,465
Food Products – 3.6%
	Nestle SA, Registered Shares	4,971	1,456,790
	Royal Numico NV (a)	9,712	425,340
	Unilever PLC	59,340	620,344
	Food Products Total		2,502,474
Household Products – 1.1%
	Kao Corp.	19,000	469,796
	Reckitt Benckiser PLC	11,127	339,233
	Household Products Total		809,029
Tobacco – 2.0%
	British American Tobacco PLC	25,860	544,665
	Imperial Tobacco Group PLC	16,089	461,032
	Japan Tobacco, Inc.	24	378,740
	Tobacco Total		1,384,437
	CONSUMER STAPLES TOTAL		5,793,051
ENERGY – 11.4%
Energy Equipment & Services – 1.0%
	Saipem S.p.A.	30,600	514,767
	Stolt Offshore SA (a)	15,400	178,094
	Energy Equipment & Services Total		692,861
Oil, Gas & Consumable Fuels – 10.4%
	BG Group PLC	48,671	462,208
	BP PLC	135,300	1,599,156
	CNOOC Ltd.	552,000	395,678
	EnCana Corp.	9,900	578,466

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	ENI S.p.A.	23,400	693,582
	LUKOIL, ADR	3,500	201,648
	OMV AG	4,200	249,981
	Royal Dutch Shell PLC, Class A	18,931	625,872
	Royal Dutch Shell PLC, Class B	22,153	764,799
	Statoil ASA	13,700	337,726
	Total SA	5,100	1,387,465
	Oil, Gas & Consumable Fuels Total		7,296,581
	ENERGY TOTAL		7,989,442
FINANCIALS – 26.9%
Capital Markets – 3.1%
	Credit Suisse Group, Registered Shares	12,400	549,493
	Deutsche Bank AG, Registered Shares	5,669	530,615
	Nomura Holdings, Inc.	34,900	541,899
	UBS AG, Registered Shares	6,500	552,945
	Capital Markets Total		2,174,952
Commercial Banks – 14.5%
	Anglo Irish Bank Corp., PLC	15,300	208,423
	Australia & New Zealand Banking Group Ltd.	29,200	534,861
	Banca Popolare Italiana	16,600	162,895
	Banco Bilbao Vizcaya Argentaria SA	41,100	721,156
	Banco Santander Central Hispano SA	48,100	632,480
	Barclays PLC	81,570	825,961
	BNP Paribas SA	10,491	798,122
	Commerzbank AG	14,400	393,123
	DNB NOR ASA	26,400	272,192
	HBOS PLC	30,700	462,198
	HSBC Holdings PLC	66,900	1,084,490
	Mitsubishi Tokyo Financial Group, Inc.	65	862,957
	Mitsui Trust Holdings, Inc.	19,000	262,445
	Mizuho Financial Group, Inc.	103	660,287
	National Bank of Greece SA	10,355	410,988
	Resona Holdings, Inc. (a)	71	184,585
	Societe Generale	5,675	648,557
	Sumitomo Mitsui Financial Group, Inc.	46	436,496
	United Overseas Bank Ltd.	36,000	300,454
	Westpac Banking Corp.	15,500	249,871
	Commercial Banks Total		10,112,541

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.0%
	Aiful Corp.	3,200	269,921
	ORIX Corp.	1,400	254,068
	Takefuji Corp.	2,600	203,758
	Consumer Finance Total		727,747
Diversified Financial Services – 1.7%
	Fortis	14,347	416,316
	ING Groep NV	18,957	565,319
	Suncorp-Metway Ltd.	12,500	188,043
	Diversified Financial Services Total		1,169,678
Insurance – 4.6%
	Allianz AG, Registered Shares	3,952	533,917
	Aviva PLC	34,700	381,034
	AXA	18,900	519,591
	Mitsui Sumitomo Insurance Co., Ltd.	42,000	484,720
	Muenchener Rueckversicherungs AG, Registered Shares	1,800	205,640
	QBE Insurance Group Ltd.	23,700	339,166
	Sampo Oyj, Class A	34,700	551,361
	Storebrand ASA	20,400	199,458
	Insurance Total		3,214,887
Real Estate – 2.0%
	CapitaLand Ltd.	198,000	367,865
	Mitsui Fudosan Co., Ltd.	7,000	106,064
	Sun Hung Kai Properties Ltd.	33,000	341,533
	Swire Pacific Ltd., Class A	64,000	590,369
	Real Estate Total		1,405,831
	FINANCIALS TOTAL		18,805,636
HEALTH CARE – 8.3%
Health Care Equipment & Supplies – 0.8%
	GN Store Nord A/S	30,000	396,382
	Terumo Corp.	5,600	180,787
	Health Care Equipment & Supplies Total		577,169
Pharmaceuticals – 7.5%
	Astellas Pharma, Inc.	5,000	188,023
	AstraZeneca PLC	12,255	572,968
	Eisai Co., Ltd.	6,200	265,887
	GlaxoSmithKline PLC	43,389	1,104,750
	Novartis AG, Registered Shares	12,920	655,714
	Roche Holding AG, Genusschein	3,519	489,218

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Sanofi-Aventis	9,090	752,214
	Takeda Pharmaceutical Co., Ltd.	9,600	572,203
	Teva Pharmaceutical Industries Ltd., ADR	19,000	634,980
	Pharmaceuticals Total		5,235,957
	HEALTH CARE TOTAL		5,813,126
INDUSTRIALS – 11.3%
Aerospace & Defense – 0.3%
	Singapore Technologies Engineering Ltd.	152,000	228,204
	Aerospace & Defense Total		228,204
Air Freight & Logistics – 0.3%
	Deutsche Post AG, Registered Shares	8,600	201,291
	Air Freight & Logistics Total		201,291
Building Products – 0.3%
	Nippon Sheet Glass Co., Ltd.	49,000	221,833
	Building Products Total		221,833
Commercial Services & Supplies – 0.6%
	Randstad Holding NV	5,800	222,851
	Securitas AB, Class B	10,400	160,968
	Commercial Services & Supplies Total		383,819
Construction & Engineering – 1.9%
	Shimizu Corp.	95,000	626,701
	Vinci SA	8,280	713,702
	Construction & Engineering Total		1,340,403
Electrical Equipment – 1.3%
	ABB Ltd. (a)	39,200	287,074
	Mitsubishi Electric Corp.	62,000	399,031
	Shanghai Electric Group Co., Ltd., Class H (a)	756,000	255,830
	Electrical Equipment Total		941,935
Industrial Conglomerates – 2.2%
	Hutchison Whampoa Ltd.	35,000	363,097
	Keppel Corp., Ltd.	24,000	180,435
	SembCorp Industries Ltd.	123,140	218,653
	Siemens AG, Registered Shares	3,349	258,137
	Smiths Group PLC	28,491	482,116
	Industrial Conglomerates Total		1,502,438
Machinery – 1.7%
	Atlas Copco AB, Class B	25,200	435,915

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Komatsu Ltd.	45,000	619,567
	THK Co., Ltd.	6,100	152,413
	Machinery Total		1,207,895
Marine – 0.4%
	Kawasaki Kisen Kaisha Ltd.	39,000	283,019
	Marine Total		283,019
Road & Rail – 1.2%
	Canadian Pacific Railway Ltd.	8,400	361,984
	ComfortDelGro Corp., Ltd.	154,000	136,952
	East Japan Railway Co.	54	309,147
	Road & Rail Total		808,083
Trading Companies & Distributors – 1.1%
	Mitsubishi Corp.	29,600	588,240
	Wolseley PLC	8,300	175,633
	Trading Companies & Distributors Total		763,873
	INDUSTRIALS TOTAL		7,882,793
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 1.5%
	Nokia Oyj	22,100	372,653
	Tandberg ASA	13,800	184,922
	Telefonaktiebolaget LM Ericsson, ADR	13,700	504,708
	Communications Equipment Total		1,062,283
Computers & Peripherals – 0.5%
	FUJITSU Ltd.	17,000	112,091
	Toshiba Corp.	52,000	230,399
	Computers & Peripherals Total		342,490
Electronic Equipment & Instruments – 1.6%
	HOYA Corp.	5,000	166,886
	HOYA Corp. W/I (a)(b)	5,400	183,486
	Murata Manufacturing Co., Ltd.	5,600	313,975
	Omron Corp.	10,800	263,644
	TDK Corp.	3,100	222,350
	Electronic Equipment & Instruments Total		1,150,341
Office Electronics – 0.5%
	Canon, Inc.	5,800	314,229
	Office Electronics Total		314,229

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 1.8%
	Advantest Corp.	2,200	170,559
	ASML Holding NV (a)	16,300	268,185
	Marvell Technology Group Ltd. (a)	5,200	239,772
	Samsung Electronics Co., Ltd., GDR	1,443	411,276
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,999	172,612
	Semiconductors & Semiconductor Equipment Total		1,262,404
Software – 1.6%
	Cognos, Inc. (a)	9,000	350,370
	Sage Group PLC	58,300	237,258
	SAP AG	2,912	503,594
	Software Total		1,091,222
	INFORMATION TECHNOLOGY TOTAL		5,222,969
MATERIALS – 5.5%
Chemicals – 4.2%
	BASF AG	7,184	540,138
	Bayer AG	11,400	418,250
	Shin-Etsu Chemical Co., Ltd.	7,900	346,256
	Solvay SA	1,800	209,459
	Sumitomo Chemical Co., Ltd.	73,000	453,678
	Syngenta AG (a)	4,100	429,607
	Teijin Ltd.	45,000	263,677
	Yara International ASA	13,800	249,302
	Chemicals Total		2,910,367
Metals & Mining – 1.3%
	Anglo American PLC	16,300	486,173
	Rio Tinto PLC	10,700	438,640
	Metals & Mining Total		924,813
	MATERIALS TOTAL		3,835,180
TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 2.0%
	Deutsche Telekom AG, Registered Shares	31,948	581,627
	France Telecom SA	13,949	401,106
	Nippon Telegraph & Telephone Corp.	50	247,188
	Telekom Austria AG	9,800	195,108
	Diversified Telecommunication Services Total		1,425,029
Wireless Telecommunication Services – 3.4%
	China Mobile Hong Kong Ltd.	47,000	231,299
	NTT DoCoMo, Inc.	130	232,852

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	O2 PLC	70,500	196,175
	Vodafone Group PLC	646,000	1,681,838
	Wireless Telecommunication Services Total		2,342,164
	TELECOMMUNICATION SERVICES TOTAL		3,767,193
UTILITIES – 4.9%
Electric Utilities – 2.7%
	E.ON AG	5,974	549,459
	Fortum Oyj	19,000	381,355
	Scottish & Southern Energy PLC	28,600	519,263
	Tokyo Electric Power Co., Inc.	18,700	472,601
	Electric Utilities Total		1,922,678
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	78,000	317,469
	Gas Utilities Total		317,469
Multi – Utilities – 1.7%
	RWE AG	6,200	410,450
	Veolia Environnement	17,800	752,123
	Multi - Utilities Total		1,162,573
	UTILITIES TOTAL		3,402,720
	Total Common Stocks (cost of $55,818,034)		68,934,530
Investment Companies – 0.9%

iShares MSCI South Korea Index Fund		6,800	268,260
iShares MSCI Taiwan Index Fund		30,200	353,642
	Total Investment Companies (cost of $608,839)		621,902
Preferred Stock – 0.4%
CONSUMER DISCRETIONARY – 0.4%
Automobiles – 0.4%

8

		Shares	Value ($)
Preferred Stock – (continued)
CONSUMER DISCRETIONARY – (continued)
Automobiles – (continued)
	Porsche AG	396	304,189
	Automobiles Total		304,189
	CONSUMER DISCRETIONARY TOTAL		304,189
	Total Preferred Stock (cost of $252,597)		304,189

		Par ($)
Short-Term Obligation – 0.6%

	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 06/15/09, market value of $442,750 repurchase proceeds $433,114)	433,000	433,000

	Total Short-Term Obligation (cost of $433,000)		433,000

9

Total Investments – 100.6% (cost of $57,112,470)(c)(d)				$70,293,621
Other Assets & Liabilities, Net – (0.6)%				(435,480)
Net ‘Assets – 100.0%				$69,858,141

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	Cost for federal income tax purposes is $57,112,470.
(d)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$13,752,413	$(571,262)	$13,181,151

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty Growth & Income Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 8.5%
Auto Components – 0.6%
	Johnson Controls, Inc.	22,500	1,396,125
	Auto Components Total		1,396,125
Hotels, Restaurants & Leisure – 2.3%
	Carnival Corp.	22,500	1,124,550
	Harrah’s Entertainment, Inc.	8,178	533,124
	McDonald’s Corp.	39,521	1,323,558
	Starwood Hotels & Resorts Worldwide, Inc.	37,800	2,161,026
	Hotels, Restaurants & Leisure Total		5,142,258
Media – 1.4%
	News Corp., Class A	128,700	2,006,433
	Viacom, Inc., Class A	28,751	955,108
	Media Total		2,961,541
Multiline Retail – 2.4%
	Federated Department Stores, Inc.	33,204	2,220,352
	J.C. Penney Co., Inc.	64,613	3,063,948
	Multiline Retail Total		5,284,300
Specialty Retail – 1.8%
	Office Depot, Inc. (a)	46,300	1,375,110
	Sherwin-Williams Co.	19,700	868,179
	Staples, Inc.	80,300	1,711,996
	Specialty Retail Total		3,955,285
	CONSUMER DISCRETIONARY TOTAL		18,739,509
CONSUMER STAPLES – 6.7%
Beverages – 2.5%
	Diageo PLC, ADR	51,357	2,979,220
	PepsiCo, Inc.	47,302	2,682,496
	Beverages Total		5,661,716
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	56,500	2,301,245
	Food Products Total		2,301,245
Household Products – 1.0%
	Kimberly-Clark Corp.	35,658	2,122,721
	Household Products Total		2,122,721

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.2%
	Altria Group, Inc.	65,416	4,821,813
	Tobacco Total		4,821,813
	CONSUMER STAPLES TOTAL		14,907,495
ENERGY – 16.2%
Energy Equipment & Services – 3.1%
	Halliburton Co.	44,524	3,050,785
	Nabors Industries Ltd. (a)	9,000	646,470
	National-Oilwell Varco, Inc. (a)	17,800	1,171,240
	Schlumberger Ltd.	22,830	1,926,395
	Energy Equipment & Services Total		6,794,890
Oil, Gas & Consumable Fuels – 13.1%
	BP PLC, ADR	35,482	2,513,900
	Chevron Corp.	36,120	2,338,048
	ConocoPhillips	48,586	3,396,647
	EOG Resources, Inc.	20,400	1,527,960
	Exxon Mobil Corp.	166,194	10,559,967
	Marathon Oil Corp.	27,053	1,864,763
	Murphy Oil Corp.	15,800	787,946
	Occidental Petroleum Corp.	33,300	2,844,819
	Williams Companies, Inc.	130,500	3,269,025
	Oil, Gas & Consumable Fuels Total		29,103,075
	ENERGY TOTAL		35,897,965
FINANCIALS – 33.0%
Capital Markets – 7.3%
	Bank of New York Co., Inc.	100,491	2,955,440
	Franklin Resources, Inc.	16,830	1,413,047
	Goldman Sachs Group, Inc.	20,351	2,474,275
	Lehman Brothers Holdings, Inc.	10,100	1,176,448
	Merrill Lynch & Co., Inc.	88,864	5,451,806
	Morgan Stanley	32,450	1,750,353
	Nuveen Investments, Class A	29,100	1,146,249
	Capital Markets Total		16,367,618
Commercial Banks – 10.3%
	Marshall & Ilsley Corp.	59,581	2,592,369
	National City Corp.	19,301	645,425
	North Fork Bancorporation, Inc.	94,861	2,418,956
	PNC Financial Services Group, Inc.	39,290	2,279,606
	SunTrust Banks, Inc.	12,600	875,070
	U.S. Bancorp	161,209	4,526,749

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	UnionBanCal Corp.	8,600	599,592
	Wachovia Corp.	89,105	4,240,507
	Wells Fargo & Co.	79,305	4,644,894
	Commercial Banks Total		22,823,168
Diversified Financial Services – 3.5%
	Citigroup, Inc.	121,855	5,546,840
	JPMorgan Chase & Co.	66,392	2,252,680
	Diversified Financial Services Total		7,799,520
Insurance – 8.5%
	Ace Ltd.	48,500	2,282,895
	Allstate Corp.	41,317	2,284,417
	Ambac Financial Group, Inc.	24,176	1,742,123
	American International Group, Inc.	30,996	1,920,512
	Genworth Financial, Inc., Class A	77,500	2,498,600
	Hartford Financial Services Group, Inc.	30,065	2,320,116
	St. Paul Travelers Companies, Inc.	51,800	2,324,266
	UnumProvident Corp.	56,700	1,162,350
	XL Capital Ltd., Class A	35,233	2,396,901
	Insurance Total		18,932,180
Real Estate – 2.2%
	Archstone-Smith Trust, REIT	42,408	1,690,807
	Host Marriott Corp., REIT	106,200	1,794,780
	ProLogis Trust, REIT	28,800	1,276,128
	Real Estate Total		4,761,715
Thrifts & Mortgage Finance – 1.1%
	Golden West Financial Corp.	42,600	2,530,014
	Thrifts & Mortgage Finance Total		2,530,014
	FINANCIALS TOTAL		73,214,215
HEALTH CARE – 6.4%
Health Care Equipment & Supplies – 0.9%
	Baxter International, Inc.	52,200	2,081,214
	Health Care Equipment & Supplies Total		2,081,214
Health Care Providers & Services – 1.6%
	Aetna, Inc.	21,688	1,868,204
	CIGNA Corp.	13,911	1,639,551
	Health Care Providers & Services Total		3,507,755
Pharmaceuticals – 3.9%
	AstraZeneca PLC, ADR	48,400	2,279,640
	GlaxoSmithKline PLC, ADR	24,323	1,247,283

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, ADR	45,943	2,343,093
	Pfizer, Inc.	110,005	2,746,825
	Pharmaceuticals Total		8,616,841
	HEALTH CARE TOTAL		14,205,810
INDUSTRIALS – 10.0%
Aerospace & Defense – 4.6%
	General Dynamics Corp.	25,022	2,991,380
	Goodrich Corp.	47,100	2,088,414
	Honeywell International, Inc.	50,200	1,882,500
	United Technologies Corp.	61,280	3,176,755
	Aerospace & Defense Total		10,139,049
Building Products – 0.6%
	American Standard Companies, Inc.	30,900	1,438,395
	Building Products Total		1,438,395
Commercial Services & Supplies – 0.5%
	Waste Management, Inc.	40,637	1,162,625
	Commercial Services & Supplies Total		1,162,625
Industrial Conglomerates – 0.9%
	General Electric Co.	60,888	2,050,099
	Industrial Conglomerates Total		2,050,099
Machinery – 2.6%
	Caterpillar, Inc.	39,600	2,326,500
	Eaton Corp.	22,914	1,456,185
	Ingersoll-Rand Co., Ltd., Class A	52,800	2,018,544
	Machinery Total		5,801,229
Road & Rail – 0.8%
	Burlington Northern Santa Fe Corp.	28,300	1,692,340
	Road & Rail Total		1,692,340
	INDUSTRIALS TOTAL		22,283,737
INFORMATION TECHNOLOGY – 4.6%
Communications Equipment – 0.5%
	Motorola, Inc.	50,500	1,115,545
	Communications Equipment Total		1,115,545
Computers & Peripherals – 2.5%
	Dell, Inc. (a)	19,300	660,060
	Hewlett-Packard Co.	98,000	2,861,600

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	International Business Machines Corp.	26,851	2,153,987
	Computers & Peripherals Total		5,675,647
Electronic Equipment & Instruments – 0.8%
	Agilent Technologies, Inc. (a)	51,400	1,683,350
	Electronic Equipment & Instruments Total		1,683,350
Semiconductors & Semiconductor Equipment – 0.8%
	Intel Corp.	25,675	632,889
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	133,300	1,095,726
	Semiconductors & Semiconductor Equipment Total		1,728,615
	INFORMATION TECHNOLOGY TOTAL		10,203,157
MATERIALS – 3.9%
Chemicals – 3.2%
	Air Products & Chemicals, Inc.	40,127	2,212,603
	Ashland, Inc.	11,967	661,057
	Dow Chemical Co.	47,900	1,995,993
	PPG Industries, Inc.	13,597	804,806
	Rohm and Haas Co.	34,600	1,423,098
	Chemicals Total		7,097,557
Metals & Mining – 0.7%
	Nucor Corp.	27,400	1,616,326
	Metals & Mining Total		1,616,326
	MATERIALS TOTAL		8,713,883
TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 3.5%
	BellSouth Corp.	69,709	1,833,347
	SBC Communications, Inc.	113,885	2,729,823
	Verizon Communications, Inc.	97,145	3,175,670
	Diversified Telecommunication Services Total		7,738,840
	TELECOMMUNICATION SERVICES TOTAL		7,738,840
UTILITIES – 6.8%
Electric Utilities – 4.1%
	Edison International	49,800	2,354,544
	Entergy Corp.	38,819	2,885,028
	Exelon Corp.	73,458	3,925,595
	Electric Utilities Total		9,165,167
Independent Power Producers & Energy Traders – 1.4%
	Duke Energy Corp.	105,700	3,083,269
	Independent Power Producers & Energy Traders Total		3,083,269

5

		Shares		Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – 1.3%
	Dominion Resources, Inc.	16,301		1,404,168
	PG&E Corp.	38,830		1,524,078
	Multi - Utilities Total			2,928,246
	TOTAL UTILITIES			15,176,682

	Total Common Stocks (cost of $196,112,554)			221,081,293

	Total Investments – 99.6% (cost of $196,112,554)(b)(c)			221,081,293

	Other Assets & Liabilities, Net – 0.4%			920,075

	Net Assets – 100.0%			222,001,368

	Notes to Investment Portfolio:

	*

Security Valuation: Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	Non-income producing security.
	(b)	Cost for federal income tax purposes is $196,112,554.
	(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$30,160,831	$(5,192,092)	$24,968,739

	Acronym	Name

	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 10.7%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	300	4,581
	Dana Corp.	707	6,653
	Delphi Corp.	2,691	7,427
	Goodyear Tire & Rubber Co. (a)	831	12,955
	Johnson Controls, Inc.	932	57,831
	Visteon Corp. (a)	596	5,829
	Auto Components Total		95,276
Automobiles – 0.4%
	Ford Motor Co.	8,850	87,261
	General Motors Corp.	2,729	83,535
	Harley-Davidson, Inc.	1,296	62,778
	Automobiles Total		233,574
Distributors – 0.1%
	Genuine Parts Co.	845	36,250
	Distributors Total		36,250
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)	718	47,668
	H&R Block, Inc.	1,564	37,505
	Diversified Consumer Services Total		85,173
Hotels, Restaurants & Leisure – 1.4%
	Carnival Corp.	2,074	103,658
	Darden Restaurants, Inc.	621	18,860
	Harrah’s Entertainment, Inc.	869	56,650
	Hilton Hotels Corp.	1,561	34,842
	International Game Technology, Inc.	1,647	44,469
	Marriott International, Inc., Class A	826	52,038
	McDonald’s Corp.	5,971	199,969
	Starbucks Corp. (a)	1,863	93,336
	Starwood Hotels & Resorts Worldwide, Inc.	1,031	58,942
	Wendy’s International, Inc.	540	24,381
	Yum! Brands, Inc.	1,363	65,983
	Hotels, Restaurants & Leisure Total		753,128
Household Durables – 0.7%
	Black & Decker Corp.	378	31,030
	Centex Corp.	634	40,944
	D.R. Horton, Inc.	1,300	47,086
	Fortune Brands, Inc.	693	56,362
	KB Home	380	27,816

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Leggett & Platt, Inc.	916	18,503
	Maytag Corp.	401	7,322
	Newell Rubbermaid, Inc.	1,300	29,445
	Pulte Homes, Inc.	1,030	44,208
	Snap-On, Inc.	288	10,402
	Stanley Works	331	15,451
	Whirlpool Corp.	295	22,352
	Household Durables Total		350,921
Internet & Catalog Retail – 0.4%
	eBay, Inc. (a)	5,330	219,596
	Internet & Catalog Retail Total		219,596
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	441	16,639
	Eastman Kodak Co.	1,357	33,016
	Hasbro, Inc.	872	17,135
	Mattel, Inc.	1,925	32,109
	Leisure Equipment & Products Total		98,899
Media – 3.5%
	Clear Channel Communications, Inc.	2,616	86,040
	Comcast Corp., Class A (a)	10,490	308,196
	Dow Jones & Co., Inc.	297	11,343
	Gannett Co., Inc.	1,165	80,187
	Interpublic Group of Companies, Inc. (a)	2,022	23,536
	Knight-Ridder, Inc.	312	18,308
	McGraw-Hill Companies, Inc.	1,772	85,127
	Meredith Corp.	207	10,327
	New York Times Co., Class A	707	21,033
	News Corp., Class A	11,700	182,403
	Omnicom Group, Inc.	865	72,340
	Time Warner, Inc. (a)	22,438	406,352
	Tribune Co.	1,251	42,396
	Univision Communications, Inc., Class A (a)	1,095	29,050
	Viacom, Inc., Class B	7,566	249,754
	Walt Disney Co.	9,635	232,493
	Media Total		1,858,885
Multiline Retail – 1.1%
	Big Lots, Inc. (a)	551	6,056
	Dillard’s, Inc., Class A	322	6,723

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Dollar General Corp.	1,514	27,767
	Family Dollar Stores, Inc.	812	16,134
	Federated Department Stores, Inc.	1,257	84,056
	J.C. Penney Co., Inc.	1,176	55,766
	Kohl’s Corp. (a)	1,647	82,646
	Nordstrom, Inc.	1,040	35,693
	Sears Holdings Corp. (a)	467	58,104
	Target Corp.	4,235	219,924
	Multiline Retail Total		592,869
Specialty Retail – 2.2%
	Autonation, Inc. (a)	854	17,054
	AutoZone, Inc. (a)	288	23,976
	Bed Bath & Beyond, Inc. (a)	1,427	57,337
	Best Buy Co., Inc.	1,941	84,492
	Circuit City Stores, Inc.	772	13,247
	Gap, Inc.	2,786	48,560
	Home Depot, Inc.	10,219	389,753
	Limited Brands, Inc.	1,679	34,302
	Lowe’s Companies, Inc.	3,707	238,731
	Office Depot, Inc. (a)	1,526	45,322
	OfficeMax, Inc.	350	11,084
	RadioShack Corp.	656	16,269
	Sherwin-Williams Co.	568	25,032
	Staples, Inc.	3,491	74,428
	Tiffany & Co.	689	27,402
	TJX Companies, Inc.	2,235	45,773
	Specialty Retail Total		1,152,762
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	1,800	56,448
	Jones Apparel Group, Inc.	581	16,558
	Liz Claiborne, Inc.	506	19,896
	NIKE, Inc., Class B	931	76,044
	Reebok International Ltd.	235	13,294
	V.F. Corp.	403	23,362
	Textiles, Apparel & Luxury Goods Total		205,602
	CONSUMER DISCRETIONARY TOTAL		5,682,935
CONSUMER STAPLES – 9.7%
Beverages – 2.2%
	Anheuser-Busch Companies, Inc.	3,721	160,152
	Brown-Forman Corp., Class B	412	24,530

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Coca-Cola Co.	9,921	428,488
	Coca-Cola Enterprises, Inc.	1,455	28,373
	Constellation Brands, Inc., Class A (a)	950	24,700
	Molson Coors Brewing Co., Class B	279	17,859
	Pepsi Bottling Group, Inc.	682	19,471
	PepsiCo, Inc.	7,983	452,716
	Beverages Total		1,156,289
Food & Staples Retailing – 2.3%
	Albertson’s, Inc.	1,764	45,247
	Costco Wholesale Corp.	2,272	97,900
	CVS Corp.	3,890	112,849
	Kroger Co. (a)	3,450	71,036
	Safeway, Inc.	2,122	54,323
	SUPERVALU, Inc.	629	19,574
	Sysco Corp.	3,012	94,486
	Wal-Mart Stores, Inc.	11,935	522,992
	Walgreen Co.	4,911	213,383
	Food & Staples Retailing Total		1,231,790
Food Products – 1.1%
	Archer-Daniels-Midland Co.	3,128	77,136
	Campbell Soup Co.	891	26,507
	ConAgra Foods, Inc.	2,456	60,786
	General Mills, Inc.	1,741	83,916
	H.J. Heinz Co.	1,614	58,976
	Hershey Co.	892	50,228
	Kellogg Co.	1,229	56,694
	McCormick & Co., Inc.	663	21,634
	Sara Lee Corp.	3,746	70,987
	Tyson Foods, Inc., Class A	1,200	21,660
	Wrigley (Wm.) Jr. Co.	884	63,542
	Food Products Total		592,066
Household Products – 2.0%
	Clorox Co.	726	40,322
	Colgate-Palmolive Co.	2,474	130,602
	Kimberly-Clark Corp.	2,286	136,086
	Procter & Gamble Co.	12,202	725,531
	Household Products Total		1,032,541
Personal Products – 0.6%
	Alberto-Culver Co., Class B	378	16,916

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
	Avon Products, Inc.	2,246	60,642
	Gillette Co.	4,321	251,482
	Personal Products Total		329,040
Tobacco – 1.5%
	Altria Group, Inc.	9,907	730,245
	Reynolds American, Inc.	400	33,208
	UST, Inc.	774	32,399
	Tobacco Total		795,852
	CONSUMER STAPLES TOTAL		5,137,578
ENERGY – 10.2%
Energy Equipment & Services – 1.6%
	Baker Hughes, Inc.	1,612	96,204
	BJ Services Co.	1,562	56,216
	Halliburton Co.	2,436	166,915
	Nabors Industries Ltd. (a)	734	52,723
	National-Oilwell Varco, Inc. (a)	850	55,930
	Noble Corp.	667	45,663
	Rowan Companies, Inc.	540	19,165
	Schlumberger Ltd.	2,796	235,927
	Transocean, Inc. (a)	1,587	97,299
	Weatherford International Ltd. (a)	650	44,629
	Energy Equipment & Services Total		870,671
Oil, Gas & Consumable Fuels – 8.6%
	Amerada Hess Corp.	390	53,625
	Anadarko Petroleum Corp.	1,155	110,591
	Apache Corp.	1,594	119,901
	Burlington Resources, Inc.	1,812	147,352
	Chevron Corp.	10,767	696,948
	ConocoPhillips	6,660	465,600
	Devon Energy Corp.	2,186	150,047
	El Paso Corp.	3,164	43,980
	EOG Resources, Inc.	1,140	85,386
	Exxon Mobil Corp.	30,155	1,916,049
	Kerr-McGee Corp.	536	52,051
	Kinder Morgan, Inc.	442	42,503
	Marathon Oil Corp.	1,735	119,593
	Murphy Oil Corp.	800	39,896
	Occidental Petroleum Corp.	1,925	164,453
	Sunoco, Inc.	678	53,019
	Valero Energy Corp.	1,450	163,937

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Williams Companies, Inc.	2,758	69,088
	XTO Energy, Inc.	1,750	79,310
	Oil, Gas & Consumable Fuels Total		4,573,329
	ENERGY TOTAL		5,444,000
FINANCIALS – 20.1%
Capital Markets – 2.9%
	Bank of New York Co., Inc.	3,707	109,023
	Bear Stearns Companies, Inc.	537	58,936
	Charles Schwab Corp.	4,966	71,659
	E*TRADE Financial Corp. (a)	1,750	30,800
	Federated Investors, Inc., Class B	428	14,223
	Franklin Resources, Inc.	733	61,543
	Goldman Sachs Group, Inc.	2,202	267,719
	Janus Capital Group, Inc.	1,058	15,288
	Lehman Brothers Holdings, Inc.	1,291	150,376
	Mellon Financial Corp.	1,986	63,492
	Merrill Lynch & Co., Inc.	4,435	272,087
	Morgan Stanley	5,178	279,301
	Northern Trust Corp.	872	44,080
	State Street Corp.	1,566	76,609
	T. Rowe Price Group, Inc.	631	41,204
	Capital Markets Total		1,556,340
Commercial Banks – 5.4%
	AmSouth Bancorp	1,695	42,816
	Bank of America Corp. (b)	19,222	809,246
	BB&T Corp.	2,615	102,116
	Comerica, Inc.	788	46,413
	Compass Bancshares, Inc.	600	27,498
	Fifth Third Bancorp	2,637	96,857
	First Horizon National Corp.	617	22,428
	Huntington Bancshares, Inc.	1,111	24,964
	KeyCorp	1,940	62,565
	M&T Bank Corp.	400	42,284
	Marshall & Ilsley Corp.	980	42,640
	National City Corp.	2,734	91,425
	North Fork Bancorporation, Inc.	2,268	57,834
	PNC Financial Services Group, Inc.	1,406	81,576
	Regions Financial Corp.	2,227	69,304

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	SunTrust Banks, Inc.	1,742	120,982
	Synovus Financial Corp.	1,516	42,023
	U.S. Bancorp	8,722	244,914
	Wachovia Corp.	7,547	359,162
	Wells Fargo & Co.	8,051	471,547
	Zions Bancorporation	440	31,332
	Commercial Banks Total		2,889,926
Consumer Finance – 1.4%
	American Express Co.	5,932	340,734
	Capital One Financial Corp.	1,371	109,022
	MBNA Corp.	6,007	148,013
	Providian Financial Corp. (a)	1,396	24,681
	SLM Corp.	2,017	108,192
	Consumer Finance Total		730,642
Diversified Financial Services – 3.5%
	CIT Group, Inc.	950	42,921
	Citigroup, Inc.	24,716	1,125,072
	JPMorgan Chase & Co.	16,805	570,194
	Moody’s Corp.	1,212	61,909
	Principal Financial Group, Inc.	1,348	63,855
	Diversified Financial Services Total		1,863,951
Insurance – 4.6%
	Ace Ltd.	1,383	65,098
	AFLAC, Inc.	2,415	109,399
	Allstate Corp.	3,158	174,606
	Ambac Financial Group, Inc.	536	38,624
	American International Group, Inc.	12,436	770,535
	Aon Corp.	1,531	49,114
	Chubb Corp.	966	86,505
	Cincinnati Financial Corp.	846	35,439
	Hartford Financial Services Group, Inc.	1,445	111,511
	Jefferson-Pilot Corp.	645	33,005
	Lincoln National Corp.	817	42,500
	Loews Corp.	663	61,268
	Marsh & McLennan Companies, Inc.	2,583	78,497
	MBIA, Inc.	646	39,161
	MetLife, Inc.	3,640	181,381
	Progressive Corp.	940	98,484
	Prudential Financial, Inc.	2,444	165,117
	SAFECO Corp.	605	32,295

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	St. Paul Travelers Companies, Inc.	3,239	145,334
	Torchmark Corp.	487	25,728
	UnumProvident Corp.	1,414	28,987
	XL Capital Ltd., Class A	678	46,124
	Insurance Total		2,418,712
Real Estate – 0.8%
	Apartment Investment & Management Co., Class A, REIT	450	17,451
	Archstone-Smith Trust, REIT	1,000	39,870
	Equity Office Properties Trust, REIT	1,962	64,177
	Equity Residential Property Trust, REIT	1,381	52,271
	Plum Creek Timber Co., Inc., REIT	881	33,398
	ProLogis Trust, REIT	1,200	53,172
	Public Storage, Inc., REIT	400	26,800
	Simon Property Group, Inc., REIT	900	66,708
	Vornado Realty Trust, REIT	550	47,641
	Real Estate Total		401,488
Thrifts & Mortgage Finance – 1.5%
	Countrywide Financial Corp.	2,834	93,465
	Fannie Mae	4,612	206,710
	Freddie Mac	3,286	185,527
	Golden West Financial Corp.	1,236	73,406
	MGIC Investment Corp.	463	29,725
	Sovereign Bancorp, Inc.	1,750	38,570
	Washington Mutual, Inc.	4,194	164,489
	Thrifts & Mortgage Finance Total		791,892
	FINANCIALS TOTAL		10,652,951
HEALTH CARE – 13.3%
Biotechnology – 1.5%
	Amgen, Inc. (a)	5,903	470,292
	Applera Corp. – Applied Biosystems Group	954	22,171
	Biogen Idec, Inc. (a)	1,616	63,800
	Chiron Corp. (a)	540	23,555
	Genzyme Corp. (a)	1,242	88,977
	Gilead Sciences, Inc. (a)	2,200	107,272
	MedImmune, Inc. (a)	1,156	38,899
	Biotechnology Total		814,966

8

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 2.2%
	Bausch & Lomb, Inc.	279	22,510
	Baxter International, Inc.	2,968	118,334
	Becton, Dickinson & Co.	1,199	62,864
	Biomet, Inc.	1,217	42,242
	Boston Scientific Corp. (a)	2,804	65,530
	C.R. Bard, Inc.	526	34,732
	Fisher Scientific International, Inc. (a)	600	37,230
	Guidant Corp.	1,576	108,571
	Hospira, Inc. (a)	745	30,523
	Medtronic, Inc.	5,815	311,800
	Millipore Corp. (a)	251	15,785
	PerkinElmer, Inc.	637	12,976
	St. Jude Medical, Inc. (a)	1,742	81,526
	Stryker Corp.	1,380	68,213
	Thermo Electron Corp. (a)	777	24,009
	Waters Corp. (a)	539	22,422
	Zimmer Holdings, Inc. (a)	1,169	80,532
	Health Care Equipment & Supplies Total		1,139,799
Health Care Providers & Services – 3.0%
	Aetna, Inc.	1,412	121,630
	AmerisourceBergen Corp.	501	38,727
	Cardinal Health, Inc.	2,035	129,100
	Caremark Rx, Inc. (a)	2,143	107,000
	CIGNA Corp.	615	72,484
	Coventry Health Care, Inc. (a)	500	43,010
	Express Scripts, Inc. (a)	700	43,540
	HCA, Inc.	2,187	104,801
	Health Management Associates, Inc., Class A	1,176	27,601
	Humana, Inc. (a)	767	36,724
	IMS Health, Inc.	1,067	26,856
	Laboratory Corp. of America Holdings (a)	650	31,661
	Manor Care, Inc.	358	13,751
	McKesson Corp.	1,499	71,128
	Medco Health Solutions, Inc. (a)	1,480	81,148
	Quest Diagnostics, Inc.	792	40,028
	Tenet Healthcare Corp. (a)	2,230	25,043
	UnitedHealth Group, Inc.	6,028	338,774
	WellPoint, Inc. (a)	2,912	220,788
	Health Care Providers & Services Total		1,573,794

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 6.6%
	Abbott Laboratories	7,451	315,922
	Allergan, Inc.	602	55,155
	Bristol-Myers Squibb Co.	9,370	225,442
	Eli Lilly & Co.	5,436	290,935
	Forest Laboratories, Inc. (a)	1,624	63,287
	Johnson & Johnson	14,242	901,234
	King Pharmaceuticals, Inc. (a)	1,177	18,102
	Merck & Co., Inc.	10,528	286,467
	Mylan Laboratories, Inc.	1,050	20,223
	Pfizer, Inc.	35,263	880,517
	Schering-Plough Corp.	7,057	148,550
	Watson Pharmaceuticals, Inc. (a)	512	18,744
	Wyeth	6,439	297,933
	Pharmaceuticals Total		3,522,511
	HEALTH CARE TOTAL		7,051,070
INDUSTRIALS – 11.0%
Aerospace & Defense – 2.2%
	Boeing Co.	3,928	266,908
	General Dynamics Corp.	945	112,975
	Goodrich Corp.	585	25,939
	Honeywell International, Inc.	4,114	154,275
	L-3 Communications Holdings, Inc.	550	43,489
	Lockheed Martin Corp.	1,733	105,782
	Northrop Grumman Corp.	1,730	94,025
	Raytheon Co.	2,165	82,313
	Rockwell Collins, Inc.	823	39,767
	United Technologies Corp.	4,900	254,016
	Aerospace & Defense Total		1,179,489
Air Freight & Logistics – 0.9%
	FedEx Corp.	1,445	125,903
	Ryder System, Inc.	314	10,745
	United Parcel Service, Inc., Class B	5,293	365,905
	Air Freight & Logistics Total		502,553
Airlines – 0.1%
	Southwest Airlines Co.	3,339	49,584
	Airlines Total		49,584

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 0.2%
	American Standard Companies, Inc.	870	40,498
	Masco Corp.	2,060	63,201
	Building Products Total		103,699
Commercial Services & Supplies – 0.7%
	Allied Waste Industries, Inc. (a)	1,020	8,619
	Avery Dennison Corp.	531	27,819
	Cendant Corp.	5,001	103,221
	Cintas Corp.	682	27,996
	Equifax, Inc.	646	22,571
	Monster Worldwide, Inc. (a)	600	18,426
	Pitney Bowes, Inc.	1,102	45,997
	R.R. Donnelley & Sons Co.	1,031	38,219
	Robert Half International, Inc.	800	28,472
	Waste Management, Inc.	2,665	76,246
	Commercial Services & Supplies Total		397,586
Construction & Engineering – 0.1%
	Fluor Corp.	409	26,332
	Construction & Engineering Total		26,332
Electrical Equipment – 0.5%
	American Power Conversion Corp.	843	21,834
	Cooper Industries Ltd., Class A	449	31,044
	Emerson Electric Co.	1,973	141,661
	Rockwell Automation, Inc.	859	45,441
	Electrical Equipment Total		239,980
Industrial Conglomerates – 4.3%
	3M Co.	3,669	269,158
	General Electric Co.	50,706	1,707,271
	Textron, Inc.	661	47,407
	Tyco International Ltd.	9,679	269,560
	Industrial Conglomerates Total		2,293,396
Machinery – 1.4%
	Caterpillar, Inc.	3,234	189,998
	Cummins, Inc.	230	20,238
	Danaher Corp.	1,142	61,474
	Deere & Co.	1,147	70,196
	Dover Corp.	990	40,382
	Eaton Corp.	716	45,502
	Illinois Tool Works, Inc.	983	80,930
	Ingersoll-Rand Co., Ltd., Class A	1,606	61,397
	ITT Industries, Inc.	431	48,962

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Navistar International Corp. (a)	271	8,789
	Paccar, Inc.	819	55,602
	Pall Corp.	600	16,500
	Parker Hannifin Corp.	556	35,756
	Machinery Total		735,726
Road & Rail – 0.6%
	Burlington Northern Santa Fe Corp.	1,782	106,564
	CSX Corp.	1,013	47,084
	Norfolk Southern Corp.	1,912	77,551
	Union Pacific Corp.	1,239	88,836
	Road & Rail Total		320,035
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	375	23,595
	Trading Companies & Distributors Total		23,595
	INDUSTRIALS TOTAL		5,871,975
INFORMATION TECHNOLOGY – 15.3%
Communications Equipment – 2.9%
	ADC Telecommunications, Inc. (a)	537	12,276
	Andrew Corp. (a)	787	8,775
	Avaya, Inc. (a)	2,048	21,094
	CIENA Corp. (a)	2,769	7,310
	Cisco Systems, Inc. (a)	30,585	548,389
	Comverse Technology, Inc. (a)	971	25,508
	Corning, Inc. (a)	7,059	136,451
	JDS Uniphase Corp. (a)	7,893	17,523
	Lucent Technologies, Inc. (a)	21,248	69,056
	Motorola, Inc.	11,808	260,839
	QUALCOMM, Inc.	7,783	348,289
	Scientific-Atlanta, Inc.	755	28,320
	Tellabs, Inc. (a)	2,141	22,523
	Communications Equipment Total		1,506,353
Computers & Peripherals – 3.7%
	Apple Computer, Inc. (a)	3,972	212,939
	Dell, Inc. (a)	11,454	391,727
	EMC Corp. (a)	11,556	149,535
	Gateway, Inc. (a)	1,245	3,361
	Hewlett-Packard Co.	13,709	400,303
	International Business Machines Corp.	7,610	610,474

12

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Lexmark International, Inc., Class A (a)	545	33,272
	NCR Corp. (a)	910	29,038
	Network Appliance, Inc. (a)	1,784	42,352
	QLogic Corp. (a)	455	15,561
	Sun Microsystems, Inc. (a)	16,325	63,994
	Computers & Peripherals Total		1,952,556
Electronic Equipment & Instruments – 0.3%
	Agilent Technologies, Inc. (a)	2,373	77,715
	Jabil Circuit, Inc. (a)	815	25,200
	Molex, Inc.	715	19,076
	Sanmina-SCI Corp. (a)	2,503	10,738
	Solectron Corp. (a)	4,636	18,127
	Symbol Technologies, Inc.	1,191	11,529
	Tektronix, Inc.	387	9,764
	Electronic Equipment & Instruments Total		172,149
Internet Software & Services – 0.4%
	Yahoo!, Inc. (a)	5,988	202,634
	Internet Software & Services Total		202,634
IT Services – 1.0%
	Affiliated Computer Services, Inc., Class A (a)	600	32,760
	Automatic Data Processing, Inc.	2,800	120,512
	Computer Sciences Corp. (a)	891	42,153
	Convergys Corp. (a)	680	9,772
	Electronic Data Systems Corp.	2,491	55,898
	First Data Corp.	3,679	147,160
	Fiserv, Inc. (a)	914	41,925
	Paychex, Inc.	1,609	59,662
	Sabre Holdings Corp., Class A	608	12,330
	Unisys Corp. (a)	1,637	10,870
	It Services Total		533,042
Office Electronics – 0.1%
	Xerox Corp. (a)	4,609	62,913
	Office Electronics Total		62,913
Semiconductors & Semiconductor Equipment – 3.3%
	Advanced Micro Devices, Inc. (a)	1,887	47,552
	Altera Corp. (a)	1,767	33,767
	Analog Devices, Inc.	1,758	65,292
	Applied Materials, Inc.	7,740	131,271
	Applied Micro Circuits Corp. (a)	1,454	4,362

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Broadcom Corp., Class A (a)	1,341	62,906
	Freescale Semiconductor, Inc., Class B (a)	1,931	45,533
	Intel Corp.	29,159	718,769
	KLA-Tencor Corp.	963	46,956
	Linear Technology Corp.	1,473	55,370
	LSI Logic Corp. (a)	1,891	18,626
	Maxim Integrated Products, Inc.	1,587	67,686
	Micron Technology, Inc. (a)	2,965	39,435
	National Semiconductor Corp.	1,640	43,132
	Novellus Systems, Inc. (a)	642	16,101
	NVIDIA Corp. (a)	830	28,452
	PMC-Sierra, Inc. (a)	848	7,471
	Teradyne, Inc. (a)	926	15,279
	Texas Instruments, Inc.	7,763	263,166
	Xilinx, Inc.	1,676	46,677
	Semiconductors & Semiconductor Equipment Total		1,757,803
Software – 3.6%
	Adobe Systems, Inc.	2,330	69,551
	Autodesk, Inc.	1,100	51,084
	BMC Software, Inc. (a)	1,062	22,408
	Citrix Systems, Inc. (a)	793	19,936
	Computer Associates International, Inc.	2,198	61,127
	Compuware Corp. (a)	1,836	17,442
	Electronic Arts, Inc. (a)	1,428	81,239
	Intuit, Inc. (a)	863	38,671
	Mercury Interactive Corp. (a)	407	16,117
	Microsoft Corp.	44,095	1,134,564
	Novell, Inc. (a)	1,836	13,678
	Oracle Corp. (a)	18,042	223,541
	Parametric Technology Corp. (a)	1,291	8,998
	Siebel Systems, Inc.	2,498	25,804
	Symantec Corp. (a)	5,723	129,683
	Software Total		1,913,843
	INFORMATION TECHNOLOGY TOTAL		8,101,293
MATERIALS – 2.9%
Chemicals – 1.5%
	Air Products & Chemicals, Inc.	1,042	57,456

14

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Ashland, Inc.	376	20,770
	Dow Chemical Co.	4,610	192,099
	E.I. du Pont de Nemours & Co.	4,774	186,998
	Eastman Chemical Co.	367	17,238
	Ecolab, Inc.	870	27,779
	Engelhard Corp.	584	16,299
	Hercules, Inc. (a)	533	6,513
	International Flavors & Fragrances, Inc.	366	13,044
	Monsanto Co.	1,305	81,889
	PPG Industries, Inc.	821	48,595
	Praxair, Inc.	1,540	73,812
	Rohm and Haas Co.	681	28,010
	Sigma-Aldrich Corp.	301	19,282
	Chemicals Total		789,784
Construction Materials – 0.1%
	Vulcan Materials Co.	472	35,027
	Construction Materials Total		35,027
Containers & Packaging – 0.2%
	Ball Corp.	530	19,472
	Bemis Co., Inc.	496	12,251
	Pactiv Corp. (a)	722	12,650
	Sealed Air Corp. (a)	390	18,509
	Temple-Inland, Inc.	526	21,487
	Total Containers & Packaging		84,369
Metals & Mining – 0.7%
	Alcoa, Inc.	4,182	102,124
	Allegheny Technologies, Inc.	382	11,834
	Freeport-McMoRan Copper & Gold, Inc., Class B	830	40,330
	Newmont Mining Corp.	2,139	100,897
	Nucor Corp.	738	43,535
	Phelps Dodge Corp.	464	60,287
	United States Steel Corp.	559	23,674
	Metals & Mining Total		382,681
Paper & Forest Products – 0.4%
	Georgia-Pacific Corp.	1,245	42,404
	International Paper Co.	2,370	70,626
	Louisiana-Pacific Corp.	520	14,399
	MeadWestvaco Corp.	861	23,781

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Weyerhaeuser Co.	1,157	79,544
	Paper & Forest Products Total		230,754
	MATERIALS TOTAL		1,522,615
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 2.5%
	ALLTEL Corp.	1,843	119,998
	AT&T Corp.	3,820	75,636
	BellSouth Corp.	8,782	230,966
	CenturyTel, Inc.	639	22,352
	Citizens Communications Co.	1,629	22,073
	Qwest Communications International, Inc. (a)	7,306	29,955
	SBC Communications, Inc.	15,801	378,750
	Verizon Communications, Inc.	13,205	431,671
	Diversified Telecommunication Services Total		1,311,401
Wireless Telecommunication Services – 0.6%
	Sprint Nextel Corp.	14,028	333,586
	Wireless Telecommunication Services Total		333,586
	TELECOMMUNICATION SERVICES TOTAL		1,644,987
UTILITIES – 3.6%
Electric Utilities – 1.7%
	Allegheny Energy, Inc. (a)	767	23,562
	American Electric Power Co., Inc.	1,882	74,715
	Cinergy Corp.	928	41,212
	Edison International	1,556	73,568
	Entergy Corp.	978	72,685
	Exelon Corp.	3,198	170,901
	FirstEnergy Corp.	1,582	82,454
	FPL Group, Inc.	1,900	90,440
	Pinnacle West Capital Corp.	462	20,365
	PPL Corp.	1,814	58,647
	Progress Energy, Inc.	1,179	52,760
	Southern Co.	3,581	128,057
	Electric Utilities Total		889,366
Gas Utilities – 0.0%
	Nicor, Inc.	195	8,196
	Peoples Energy Corp.	202	7,955
	Gas Utilities Total		16,151

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.7%
	AES Corp. (a)	3,126	51,360
	Calpine Corp. (a)	2,726	7,060
	Constellation Energy Group, Inc.	837	51,559
	Duke Energy Corp.	4,436	129,398
	Dynegy, Inc., Class A (a)	1,350	6,359
	TXU Corp.	1,128	127,329
	Independent Power Producers & Energy Traders Total		373,065
Multi – Utilities – 1.2%
	Ameren Corp.	964	51,564
	CenterPoint Energy, Inc.	1,493	22,201
	CMS Energy Corp. (a)	1,050	17,273
	Consolidated Edison, Inc.	1,160	56,318
	Dominion Resources, Inc.	1,645	141,700
	DTE Energy Co.	854	39,165
	KeySpan Corp.	819	30,123
	NiSource, Inc.	1,309	31,743
	PG&E Corp.	1,772	69,551
	Public Service Enterprise Group, Inc.	1,150	74,014
	Sempra Energy	1,234	58,072
	TECO Energy, Inc.	1,000	18,020
	Xcel Energy, Inc.	1,907	37,396
	Multi - Utilities Total		647,140
	TOTAL UTILITIES		1,925,722
	Total Common Stocks (cost of $45,480,527)		53,035,126

		Par ($)	Value ($)
Government Agencies & Obligations – 0.1%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%

U.S. Treasury Bill
	3.300% 12/15/05 (c)	50,000	49,656
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		49,656

	Total Government Agencies & Obligations (cost of $49,656)		49,656

17

Total Investments – 100.0% (cost of $45,530,183)(d)(e)	53,084,782

Other Assets & Liabilities, Net –0.0%	(14,088)

Net Assets – 100.0%	53,070,694

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the six months ended September 30, 2005: Security name: Bank of America Corp.

Shares as of 6/30//05:	19,172
Shares purchased:	550
Shares sold:	(500)
Shares as of 09/30/05:	19,222
Net realized gain/loss:	$1,573
Dividend income earned:	$18,672
Value at end of period:	$809,246

(c)	The rate shown represents the annualized yield at the date of purchase.

(d)	Cost for federal income tax purposes is $45,530,183.

(e)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,336,677	$(4,782,078)	$7,554,599

As of September 30, 2005, the Fund held the following open long futures contracts:

Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Deprecation
S&P 500 Index	1	$308,575	$310,980	Dec-05	$(2,405)

Acronym	Name
REIT	Real Estate Investment Trust

18

INVESTMENT PORTFOLIO
September 30, 2005 (Unaudited)	Liberty Select Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 9.1%
Auto Components – 1.4%
	BorgWarner, Inc.	4,200	237,132
	Johnson Controls, Inc.	5,700	353,685
		Auto Components Total	590,817
Hotels, Restaurants & Leisure – 2.0%
	Brinker International, Inc. (a)	5,500	206,580
	Harrah’s Entertainment, Inc.	3,000	195,570
	Outback Steakhouse, Inc.	4,800	175,680
	Starwood Hotels & Resorts Worldwide, Inc.	5,500	314,435
	Hotels, Restaurants & Leisure Total		892,265
Media – 0.8%
	Dow Jones & Co., Inc.	9,100	347,529
		Media Total	347,529
Multiline Retail – 2.8%
	Dollar General Corp.	17,300	317,282
	Federated Department Stores, Inc.	7,054	471,701
	J.C. Penney Co., Inc.	8,900	422,038
		Multiline Retail Total	1,211,021
Specialty Retail – 2.1%
	Office Depot, Inc.(a)	8,700	258,390
	Sherwin-Williams Co.	6,800	299,676
	TJX Companies, Inc.	17,200	352,256
	Specialty Retail Total		910,322
	CONSUMER DISCRETIONARY TOTAL		3,951,954
CONSUMER STAPLES – 4.5%
Beverages – 0.8%
	Pepsi Bottling Group, Inc.	12,000	342,600
		Beverages Total	342,600
Food & Staples Retailing – 1.7%
	Kroger Co. (a)	17,300	356,207
	SUPERVALU, Inc.	12,600	392,112
	Food & Staples Retailing Total		748,319
Food Products – 1.5%
	Dean Foods Co. (a)	12,200	474,092
	Tyson Foods, Inc., Class A	9,500	171,475
		Food Products Total	645,567

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.5%
	UST, Inc.	4,900	205,114
	Tobacco Total		205,114
	CONSUMER STAPLES TOTAL		1,941,600
ENERGY – 9.8%
Energy Equipment & Services – 4.4%
	National-Oilwell Varco, Inc.(a)	6,300	414,540
	Noble Corp.	6,100	417,606
	Technip SA, ADR	5,500	326,975
	Transocean, Inc. (a)	6,350	389,319
	Weatherford International Ltd.(a)	4,900	336,434
	Energy Equipment & Services Total		1,884,874
Oil, Gas & Consumable Fuels – 5.4%
	Amerada Hess Corp.	3,200	440,000
	EOG Resources, Inc.	3,800	284,620
	Marathon Oil Corp.	1,182	81,475
	Murphy Oil Corp.	2,400	119,688
	Peabody Energy Corp.	4,700	396,445
	Williams Companies, Inc.	20,000	501,000
	XTO Energy, Inc.	11,888	538,764
	Oil, Gas & Consumable Fuels Total		2,361,992
	ENERGY TOTAL		4,246,866
FINANCIALS – 23.6%
Capital Markets – 1.6%
	Bear Stearns Companies, Inc.	4,200	460,950
	Lehman Brothers Holdings, Inc.	2,200	256,256
		Capital Markets Total	717,206
Commercial Banks – 6.8%
	Bank of Hawaii Corp.	4,400	216,568
	City National Corp.	6,100	427,549
	Cullen/Frost Bankers, Inc.	8,900	439,126
	Marshall & Ilsley Corp.	10,700	465,557
	Mercantile Bankshares Corp.	6,200	334,056
	North Fork Bancorporation, Inc.	14,839	378,394
	UnionBanCal Corp.	4,900	341,628
	Zions Bancorporation	4,800	341,808
	Commercial Banks Total		2,944,686

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.9%
	CIT Group, Inc.	8,200	370,476
	Diversified Financial Services Total		370,476
Insurance – 6.7%
	Ace Ltd.	9,400	442,458
	Ambac Financial Group, Inc.	6,450	464,787
	Endurance Specialty Holdings Ltd.	9,400	320,634
	Genworth Financial, Inc., Class A	7,900	254,696
	Hartford Financial Services Group, Inc.	2,800	216,076
	Lincoln National Corp.	6,800	353,736
	Loews Corp.	5,500	508,255
	Old Republic International Corp.	12,800	341,376
		Insurance Total	2,902,018
Real Estate – 4.0%
	Archstone-Smith Trust, REIT	6,100	243,207
	Boston Properties, Inc.,REIT	3,100	219,790
	Equity Office Properties Trust, REIT	10,600	346,726
	Host Marriott Corp., REIT	27,200	459,680
	ProLogis Trust, REIT	10,900	482,979
		Real Estate Total	1,752,382
Thrifts & Mortgage Finance – 3.6%
	Golden West Financial Corp.	10,000	593,900
	PMI Group, Inc.	11,400	454,518
	Sovereign Bancorp, Inc.	23,700	522,348
	Thrifts & Mortgage Finance Total		1,570,766
	FINANCIALS TOTAL		10,257,534
HEALTH CARE – 4.7%
Health Care Equipment & Supplies – 1.5%
	Hospira, Inc.(a)	5,400	221,238
	Millipore Corp.(a)	6,900	433,941
	Health Care Equipment & Supplies Total		655,179
Health Care Providers & Services – 2.0%
	CIGNA Corp.	3,000	353,580
	Community Health Systems, Inc. (a)	7,100	275,551
	Triad Hospitals, Inc.(a)	4,700	212,769
	Health Care Providers & Services Total		841,900
Pharmaceuticals – 1.2%
	IVAX Corp.(a)	11,000	289,960

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Shire Pharmaceuticals Group PLC, ADR	6,500	240,435
		Pharmaceuticals Total	530,395
	HEALTH CARE TOTAL		2,027,474
INDUSTRIALS – 13.3%
Aerospace & Defense – 1.8%
	Goodrich Corp.	10,000	443,400
	Northrop Grumman Corp.	6,000	326,100
	Aerospace & Defense Total		769,500
Building Products – 0.7%
	American Standard Companies, Inc.	7,100	330,505
		Building Products Total	330,505
Commercial Services & Supplies – 1.9%
	Avery Dennison Corp.	5,300	277,667
	Manpower, Inc.	5,000	221,950
	Pitney Bowes, Inc.	7,500	313,050
	Commercial Services & Supplies Total		812,667
Construction & Engineering – 1.4%
	Fluor Corp.	3,800	244,644
	Jacobs Engineering Group, Inc.(a)	5,400	363,960
	Construction & Engineering Total		608,604
Electrical Equipment – 0.6%
	Cooper Industries Ltd., Class A	4,000	276,560
	Electrical Equipment Total		276,560
Industrial Conglomerates – 0.5%
	Textron, Inc.	3,200	229,504
	Industrial Conglomerates Total		229,504
Machinery – 4.2%
	AGCO Corp.(a)	11,400	207,480
	Dover Corp.	8,000	326,320
	Eaton Corp.	5,000	317,750
	Ingersoll-Rand Co., Ltd., Class A	10,400	397,592
	Kennametal, Inc.	5,300	259,912
	Parker Hannifin Corp.	5,200	334,412
		Machinery Total	1,843,466
Road & Rail – 1.7%
	Burlington Northern Santa Fe Corp.	4,200	251,160

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Norfolk Southern Corp.	11,900	482,664
	Road & Rail Total		733,824
Trading Companies & Distributors – 0.5%
	United Rentals, Inc.(a)	10,300	203,013
	Trading Companies & Distributors Total		203,013
	INDUSTRIALS TOTAL		5,807,643
INFORMATION TECHNOLOGY – 8.0%
Communications Equipment – 0.5%
	Andrew Corp.(a)	18,800	209,620
	Communications Equipment Total		209,620
Electronic Equipment & Instruments – 5.1%
	Agilent Technologies, Inc.(a)	10,600	347,150
	Arrow Electronics, Inc.(a)	13,200	413,952
	AVX Corp.	8,581	109,322
	Flextronics International Ltd.(a)	16,100	206,885
	Ingram Micro, Inc., Class A(a)	14,500	268,830
	Littelfuse, Inc.(a)	10,000	281,300
	Mettler-Toledo International, Inc.(a)	7,000	356,860
	Tektronix, Inc.	9,500	239,685
	Electronic Equipment & Instruments Total		2,223,984
Semiconductors & Semiconductor Equipment – 1.4%
	ATI Technologies, Inc.(a)	10,800	150,552
	Cypress Semiconductor Corp.(a)	2,700	40,635
	Fairchild Semiconductor International, Inc.(a)	6,300	93,618
	KLA-Tencor Corp.	1,300	63,388
	Lam Research Corp.(a)	1,400	42,658
	MEMC Electronic Materials, Inc.(a)	9,800	223,342
	Semiconductors & Semiconductor Equipment Total		614,193
Software – 1.0%
	Activision, Inc.(a)	6,300	128,835
	Cadence Design Systems, Inc.(a)	7,500	121,200
	Electronic Arts, Inc.(a)	2,000	113,780
	Synopsys, Inc.(a)	3,500	66,150
		Software Total	429,965
	INFORMATION TECHNOLOGY TOTAL		3,477,762
MATERIALS – 10.5%
Chemicals – 5.8%
	Air Products & Chemicals, Inc.	5,900	325,326

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Ashland, Inc.	5,000	276,200
	Celanese Corp., Series A (a)	11,300	194,925
	Eastman Chemical Co.	3,600	169,092
	Engelhard Corp.	7,300	203,743
	Lubrizol Corp.	9,100	394,303
	Nalco Holding Co.(a)	14,600	246,302
	PPG Industries, Inc.	6,100	361,059
	Rohm and Haas Co.	8,800	361,944
	Chemicals Total		2,532,894
Construction Materials – 1.0%
	Martin Marietta Materials, Inc.	5,800	455,068
	Construction Materials Total		455,068
Containers & Packaging – 1.2%
	Bemis Co., Inc.	12,600	311,220
	Crown Holdings, Inc.(a)	13,800	219,972
	Total Containers & Packaging		531,192
Metals & Mining – 1.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	5,600	272,104
	Nucor Corp.	6,200	365,738
	Metals & Mining Total		637,842
Paper & Forest Products – 1.0%
	Georgia-Pacific Corp.	12,400	422,344
	Paper & Forest Products Total		422,344
	MATERIALS TOTAL		4,579,340
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Telephone & Data Systems, Inc.	8,500	331,500
	Telephone & Data Systems, Inc., Special Shares	8,500	319,175
	Wireless Telecommunication Services Total		650,675
	TELECOMMUNICATION SERVICES TOTAL		650,675
UTILITIES – 11.7%
Electric Utilities – 6.5%
	Edison International	13,700	647,736
	Entergy Corp.	5,800	431,056
	Exelon Corp.	11,800	630,592
	FPL Group, Inc.(a)	5,300	252,280
	Hawaiian Electric Industries, Inc.	8,000	223,040

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	PPL Corp.	11,400	368,562
	Reliant Energy, Inc.(a)	17,500	270,200
	Electric Utilities Total		2,823,466
Gas Utilities – 0.5%
	AGL Resources, Inc.	5,900	218,949
		Gas Utilities Total	218,949
Independent Power Producers & Energy Traders – 1.9%
	AES Corp.(a)	14,400	236,592
	Constellation Energy Group, Inc.	9,400	579,040
	Independent Power Producers & Energy Traders Total		815,632
Multi - Utilities – 2.8%
	Energy East Corp.	11,300	284,647
	PG&E Corp.	15,300	600,525
	Sempra Energy	7,400	348,244
	Multi - Utilities Total		1,233,416
	TOTAL UTILITIES		5,091,463
	Total Common Stocks (cost of $33,342,710)		42,032,311
Convertible Bond – 0.4%
COMMUNICATIONS – 0.4%
Telecommunication Services – 0.4%
	Lucent Technologies, Inc.
	2.750% 06/15/25	153,600	185,262
	Telecommunication Services Total		185,262
	COMMUNICATIONS TOTAL		185,262
	Total Convertible Bonds (cost of $175,000)		185,262
Convertible Preferred Stock – 0.1%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp.
		1,600	42,240
	Chemicals Total		42,240
	BASIC MATERIALS TOTAL		42,240
	Total Convertible Preferred Stocks (cost of $40,000)		42,240

7

				Par ($)	Value ($)
Short-Term Obligation – 3.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 10/15/08, market value of $1,400,475 (repurchase proceeds $1,370,360) 3.150% 10/03/05			1,370,000	1,370,000

	Total Short-Term Obligation (cost of $1,370,000)				1,370,000

	Total Investments – 100.4% (cost of $34,928,309)(b)(c)				43,629,813

	Other Assets & Liabilities, Net – (0.4)%				(159,049)

	Net Assets – 100.0%				43,470,764

	Notes to Investment Portfolio:

	*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

		Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	Non-Income producing security.

	(b)	Cost for federal income tax purposes is $34,928,309.

	(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

		Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
		$9,299,355	$(597,851)	$8,701,504

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Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty Variable Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson

Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005